     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002

                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                 XX       Post-Effective Amendment No.  15
                                                       ----

                                     and/or

[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                 XX       Amendment No.  16
                                        ----

                        (Check appropriate box or boxes)


BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado  80206
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                           immediately upon filing pursuant to paragraph (b)
                 XX        on May 1, 2002 pursuant to paragraph (b)
                           60 days after filing pursuant to paragraph (a)(1) on (___) pursuant to paragraph (a)(1)
                           75 days after filing pursuant to paragraph (a)(2) on (___) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - New Generation Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund

                                EXPLANATORY NOTE


This amendment to the Registration Statement of the Berger Institutional Products Trust (the "Trust") contains the following:

Two Prospectuses:

         One for the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund
         One for the Berger IPT - New Generation Fund

Two Statements of Additional Information:

         One for the Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund
         One for the Berger IPT - New Generation Fund

One Part C

         This filing constitutes the annual year-end update for the following series of the Trust: Berger IPT - Growth Fund, Berger IPT - Large Cap Growth Fund, Berger IPT - Small Company Growth Fund, Berger IPT - International Fund, Berger IPT - Large Cap Value Fund, Berger IPT - Mid Cap Value Fund and Berger IPT - New Generation Fund.

                         May 1, 2002


                         BERGER IPT FUNDS
                         PROSPECTUS


                         [BERGER FUNDS LOGO]

                         BERGER IPT - GROWTH FUND

                         BERGER IPT - LARGE CAP GROWTH FUND

                         BERGER IPT - SMALL COMPANY GROWTH FUND


                         BERGER IPT - INTERNATIONAL FUND


                         BERGER IPT - LARGE CAP VALUE FUND

                         BERGER IPT - MID CAP VALUE FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger IPT Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money in the Funds.

BERGER IPT - SMALL COMPANY GROWTH FUND is a registered servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER IPT - INTERNATIONAL FUND, BERGER IPT - LARGE CAP GROWTH FUND, BERGER IPT - GROWTH FUND, BERGER IPT - MID CAP VALUE FUND and BERGER IPT - LARGE CAP VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents


THE BERGER IPT FUNDS are mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. You may not invest in shares of the Funds directly. You may invest in shares of the Funds by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make one or more of the Funds available as an investment option under their variable insurance contracts. You may also invest in shares of the Funds if you participate in a qualified retirement plan and your employer has arranged to make one or more of the Funds available as an investment option under that plan. Each of the following sections introduces a Fund, its goal, principal investment strategies and principal risks. They also contain expense and performance information.



Berger IPT - Growth Fund(SM) ......................................................    4

Berger IPT - Large Cap Growth Fund(SM) ............................................    6

Berger IPT - Small Company Growth Fund(R) .........................................    8

Berger IPT - International Fund(SM) ...............................................   10

Berger IPT - Large Cap Value Fund(SM) .............................................   12

Berger IPT - Mid Cap Value Fund(SM) ...............................................   14

Investment Techniques, Securities and Associated Risks ............................   16

Risk and Investment Table .........................................................   17

Risk and Investment Glossary ......................................................   18

Buying and Selling (Redeeming) Shares .............................................   20

Fund Share Price ..................................................................   20

Other Information .................................................................   20

Excessive Trading .................................................................   20

Privacy Notice ....................................................................   20

Distributions and Taxes ...........................................................   21

Organization of the Funds .........................................................   22

Investment Managers ...............................................................   22

Past Performance of Similar Funds .................................................   24

12b-1 Arrangements ................................................................   25

Financial Highlights ..............................................................   26

Berger IPT - Growth Fund ..........................................................   26

Berger IPT - Large Cap Growth Fund ................................................   27

Berger IPT - Small Company Growth Fund ............................................   27

Berger IPT - International Fund ...................................................   28


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

4

Berger IPT -
Growth Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth.

The Fund's stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenue and earnings regardless of the company's size.

The Fund's investment manager generally looks for companies with:

o  Strong revenue and earnings growth

o  Large market potential for their products and services

o Proven, capable management teams with clearly-defined strategies for future growth.

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

Principal Risks

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


Although the Fund is expected to invest in stocks of companies of all sizes, including large companies, the Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Small and mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gain distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [GRAPH]


1997                            13.76%

1998                            16.29%

1999                            49.13%

2000                           -17.51%

2001                           -32.51%

BEST QUARTER:   12/31/99        42.08%

WORST QUARTER:   3/31/01       -27.81%



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 3000 Growth Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Russell 3000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds

traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001


                                              Life of the Fund
                        1 Year      5 Years     (May 1, 1996)
                        -------     -------   ----------------
The Fund                -32.51%      1.89%          2.36%

Russell 3000 Growth     -19.63%      7.72%          8.89%

S&P 500                 -11.88%     10.70%         12.09%


Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
---------------------------------                                         ------
Management fee                                                             0.75

Other expenses                                                             0.33

Total Annual Fund Operating Expenses                                       1.08

Fee Waiver and Reimbursement(1)                                           (0.08)
                                                                          -----

Net Expenses                                                               1.00
                                                                          =====


(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                      -----
One                                                                          102

Three                                                                        318

Five                                                                         552

Ten                                                                        1,225


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

6

Berger IPT - Large Cap
Growth Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

The Fund's security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenues and earnings.

The Fund's investment manager generally looks for companies with:

o  Opportunities for above-average revenue and earnings growth

o  Strong market positions for their products and services

o Strong, seasoned management teams with well- established and clearly defined strategies.


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risk. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

                                     [GRAPH]


1997                               24.99%

1998                               25.03%

1999                               59.05%

2000                              -10.75%

2001                              -25.26%

BEST QUARTER:     12/31/99         39.65%

WORST QUARTER:     9/30/01        -21.19%


(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Growth Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Russell 1000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001(1)


                                              Life of the Fund
                        1 Year      5 Years     (May 1, 1996)
                        -------     -------   ----------------
The Fund                -25.26%      10.64%         11.43%

Russell 1000 Growth     -20.42%       8.27%          9.69%

S&P 500                 -11.88%      10.70%         12.09%


(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
---------------------------------                                           ----
Management fee                                                              0.75

Other expenses                                                              0.14
                                                                            ----

Total Annual Fund Operating Expenses                                        0.89
                                                                            ====


Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                      -----
One                                                                           91

Three                                                                        284

Five                                                                         493

Ten                                                                        1,096


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

8

Berger IPT -
Small Company
Growth Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o  Strong entrepreneurial management with clearly defined strategies for growth

o  Relatively strong balance sheets.


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [GRAPH]


1997                              21.21%

1998                               1.87%

1999                              91.45%

2000                              -6.55%

2001                             -33.47%

BEST QUARTER:     12/31/99        55.28%

WORST QUARTER:     9/30/01       -38.28%


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's new benchmark index, and the Russell 2000 Index, the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is a generally recognized indicator used to measure overall small company growth-stock performance. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                              Life of the Fund
                        1 Year      5 Years     (May 1, 1996)
                        -------     -------   ----------------
The Fund                -33.47%       8.01%        6.93%

Russell 2000 Growth      -9.23%       2.87%        1.42%

Russell 2000              2.49%       7.52%        7.56%

Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
---------------------------------                                           ----
Management fee                                                              0.85

Other expenses                                                              0.13
                                                                            ----

Total Annual Fund Operating Expenses                                        0.98
                                                                            ====


Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                      -----
One                                                                          100

Three                                                                        312

Five                                                                         542

Ten                                                                        1,201


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

10

Berger IPT -
International Fund


The Fund's Goal and Principal Investment Strategies


The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated market level. Recently, the Fund has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.


Principal Risks

You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically, economic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [GRAPH]


1998                              16.13%

1999                              31.24%

2000                             -10.18%

2001                             -20.27%

BEST QUARTER:     12/31/99        21.19%

WORST QUARTER:     9/30/98       -16.53%


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index), an unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and, unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001


                                              Life of the Fund
                        1 Year      5 Years     (May 1, 1997)
                        -------     -------   ----------------
The Fund                -20.27%      -2.04%        1.43%

EAFE Index              -21.21%      -4.79%        1.46%


Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
---------------------------------                                          -----
Management fee                                                              0.85

Other expenses                                                              0.75

Total Annual Fund Operating Expenses                                        1.60

Fee Waiver and Reimbursement(1)                                            (0.40)
                                                                           -----
Net Expenses                                                                1.20
                                                                           =====


(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                      -----
One                                                                          122

Three                                                                        381

Five                                                                         660

Ten                                                                        1,455


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

Berger IPT -
Large Cap Value Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's investment manager generally looks for companies:

o  That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.


Principal Risks

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The Fund has no performance history since it did not commence operations until December 31, 2001.

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds

Fund Expenses

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                              %
---------------------------------                                          -----
Management fee                                                              0.75

Distribution (12b-1) fee                                                    0.25

Other expenses                                                              0.31

Total Annual Fund Operating Expenses                                        1.31

Fee Waiver and Expense Reimbursement(2)                                    (0.36)
                                                                           -----

Net Expenses                                                                0.95
                                                                           =====


(1) Based on estimates for the Fund's first year of operations.


(2) Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent transfer agency, shareholder reporting and registration expenses exceed 0.95% of the daily net assets during the fiscal year. The agreement may not be terminated until December 31, 2002.


Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                        ---
One                                                                           97

Three                                                                        380


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

14

Berger IPT -
Mid Cap Value Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o  Products and services that give them a competitive advantage

o  Quality balance sheets and strong management.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The Fund has no performance history since it did not commence operations until December 31, 2001.

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds

Fund Expenses

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                                              %
---------------------------------                                          -----
Management fee                                                              0.75

Distribution (12b-1) fee                                                    0.25

Other expenses                                                              0.33
                                                                           -----

Total Annual Fund Operating Expenses                                        1.33

Fee Waiver and Reimbursement(2)                                            (0.13)
                                                                           -----

Net Expenses                                                                1.20
                                                                           =====


(1) Based on estimates for the Fund's first year of operations.


(2) Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent transfer agency, shareholder reporting and registration expenses exceed 1.20% of the daily net assets during the fiscal year. The agreement may not be terminated until December 31, 2002.


Understanding Expenses


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
-----                                                                        ---
One                                                                          122

Three                                                                        409


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

16

Investment Techniques,
Securities and
Associated Risks

BEFORE YOU INVEST. . .

in any of the Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds are not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money by investing in the Funds.

The table on the following page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. A glossary follows the table. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:

     Y Yes, the security or technique is permitted by a Fund and is emphasized by a Fund.

          ----------------------------------------------------------------------

     <    Yes, the security or technique is permitted by a Fund.
          (< denotes a hollow Y)
          ----------------------------------------------------------------------

     N    No, the security or technique is not permitted by a Fund.

          ----------------------------------------------------------------------

     F The restriction is fundamental to a Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

          ----------------------------------------------------------------------

     5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

          ----------------------------------------------------------------------

    25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

          ----------------------------------------------------------------------

  33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

          ----------------------------------------------------------------------

    [] Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
          ([] denotes a hollow 5)
          ----------------------------------------------------------------------

[][][] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
          ([][][] denotes a hollow 15)
          ----------------------------------------------------------------------

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


RISK AND INVESTMENT TABLE

                                                                Berger IPT -   Berger IPT -  Berger IPT -  Berger IPT - Berger IPT -
                                                   Berger IPT -  Large Cap    Small Company  International  Large Cap    Mid Cap
                                                   Growth Fund  Growth Fund    Growth Fund       Fund      Value Fund   Value Fund
                                                   ------------ ------------  -------------  ------------- ------------ ------------
Diversification                                         F            F              F              F            F           F
------------------------------------------------------------------------------------------------------------------------------------
Small and mid-sized company securities                  Y            <              Y              <            <           Y
Market, liquidity and information risk
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities                                      <            <              <              Y            <           <
Market, currency, transaction, liquidity,
information, economic and political risk
------------------------------------------------------------------------------------------------------------------------------------
Sector focus                                            Y            <              Y              Y            Y           Y
Market and liquidity risk
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities(1)                               <            <              <              <            <           <
Market, interest rate, prepayment and
credit risk
------------------------------------------------------------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                 <            <              <              <            <           <
Interest rate, market, call and credit risk
------------------------------------------------------------------------------------------------------------------------------------
Companies with limited operating histories              5F           5F             <              <            <           <
Market, liquidity and information risk
------------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                  [][][]       [][][]        [][][]         [][][]       [][][]      [][][]
Market, liquidity and transaction risk
------------------------------------------------------------------------------------------------------------------------------------
Special situations                                      <            <              <              <            Y           Y
Market and information risk
------------------------------------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                         <            <              <              <            <           <
Market, liquidity and information risk
------------------------------------------------------------------------------------------------------------------------------------
Temporary defensive measures                            <            <              <              <            <           <
Opportunity risk
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                           33.3         33.3           33.3           33.3         33.3        33.3
Credit risk
------------------------------------------------------------------------------------------------------------------------------------
Borrowing                                               5F           5F             25F           25F          25F         25F
Leverage risk
------------------------------------------------------------------------------------------------------------------------------------
Hedging Strategies
------------------
Financial futures(2)                                    []          []             []              N           []          []
Hedging, correlation, opportunity and leverage risk
------------------------------------------------------------------------------------------------------------------------------------
Forward foreign currency contracts(2)                   <            <              <              Y            <           <
Hedging, credit, correlation, opportunity
and leverage risk
------------------------------------------------------------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)       []          []             []              N           []          []
Hedging, credit, correlation and leverage risk
------------------------------------------------------------------------------------------------------------------------------------
Writing (selling) covered call options(2)               25           25             25             N            25          25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
------------------------------------------------------------------------------------------------------------------------------------


Notes to table:

(1) The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

18

Risk and Investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Berger IPT Funds are diversified funds.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.


FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Funds will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").

                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

20

Buying and Selling
(Redeeming) Shares

The Funds sell their shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Funds only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. Not all of the Funds may be available under a particular contract or plan, and certain contracts or plans may limit allocations among the Funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Funds do not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding.


Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.


Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information

Excessive Trading


The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


Privacy Notice


To service your account, each Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.


RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

Distributions and Taxes

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares.

The Funds generally make two kinds of distributions:

o  Capital gains from the sale of portfolio securities held by a Fund.

o Net investment income from interest or dividends received on securities held by a Fund.

Distributions made by the Funds will normally be capital gains. The Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

Each of the Funds intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of each Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Funds that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Funds' distributions depends on their tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Funds reserve the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.

                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

22

Organization of the
Funds

Investment Managers

The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.

BERGER FINANCIAL GROUP LLC (BFG) (FORMERLY BERGER LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the investment operations of the Funds. BFG also provides administrative services to the Funds.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.

BAY ISLE FINANCIAL LLC (BAY ISLE) (475 14th Street, Suite 550, Oakland, California 94612), has been in the investment advisory business since 1987 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT-Large Cap Value Fund. Bay Isle is a wholly owned subsidiary of BFG.

PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT-Mid Cap Value Fund.

Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


---------------------------------------------------------------------------------------------
                           Advisory Fee
Fund                       Paid by the Fund    The Fund's Investment Manager
---------------------------------------------------------------------------------------------
Berger IPT-Growth          0.75% paid to       Jay W. Tracey, CFA, Executive Vice
Fund                       BFG(1)              President and Chief Investment Officer of
                                               BFG, assumed management of the Fund in
                                               August 2000. Mr. Tracey joined BFG in June
                                               2000. From November 1995 to May 2000, he was
                                               Vice President and Portfolio Manager of
                                               Oppenheimer Funds where he managed emerging
                                               growth funds. Mr. Tracey has more than 25
                                               years experience in the investment
                                               management industry.
---------------------------------------------------------------------------------------------
Berger IPT-Large           0.75% paid to BFG   Steven L. Fossel, CFA, Vice President of
Cap Growth Fund                                BFG, has been the portfolio manager of the
                                               Berger IPT-Large Cap Growth Fund since August
                                               2000. Mr. Fossel assumed sole portfolio
                                               management of the Fund in December 2001. Mr.
                                               Fossel managed the Fund on an interim basis
                                               from August 2000 to January 2001,and as a
                                               team portfolio manager with Jay W. Tracey from
                                               January to December 2001. Mr. Fossel joined
                                               BFG in March 1998 as a Senior Equity Analyst.
                                               Previously, Mr. Fossel was Vice President
                                               (from January 1996 to February 1998) and an
                                               equity analyst (from August 1992 to January
                                               1996) with Salomon Brothers Asset Management
                                               and assistant portfolio manager of the
                                               Salomon Total Return Fund from January 1997
                                               to February 1998. Mr. Fossel has more than 10
                                               years of experience in the investment
                                               management industry.
---------------------------------------------------------------------------------------------
Berger IPT-Small           0.85% paid to BFG   Paul A. LaRocco, CFA, Vice President of BFG,
Company Growth                                 assumed management of the Fund in January
Fund                                           2001 when he joined BFG. Prior to joining
                                               Berger, Mr. LaRocco co-managed small and
                                               mid-cap funds for Montgomery Asset Management
                                               from January 2000 to December 2000. From
                                               March 1998 to December 1999,he was a Senior
                                               Portfolio Manager for small and mid-cap
                                               growth funds at Founders Asset Management
                                               and from 1993 to March 1998, he was a
                                               Portfolio Manager for small and mid-cap
                                               funds with Oppenheimer Funds. Mr. LaRocco has
                                               more than 11 years of experience in the
                                               investment management industry.
---------------------------------------------------------------------------------------------
Berger IPT-                0.85% paid to       BIAM, using a team approach, has been the
International Fund         BFG(1)              investment manager for the Fund since its
                                               inception in 1997. BIAM is the sub-adviser to
                                               the Fund and is part of Bank of Ireland's
                                               asset management group, established in 1966.
                                               BIAM is also the investment manager for the
                                               Berger International Portfolio. Most of the
                                               team of investment professionals have been
                                               with the group for at least 10 years.
---------------------------------------------------------------------------------------------
Berger IPT-Large           0.75% paid to       William F. K. Schaff, CFA, has been an
Cap Value Fund             BFG(2)              investment manager for the Fund since its
                                               inception in December 2001. Mr. Schaff joined
                                               BFG as Portfolio Manager in September 2001.
                                               Mr. Schaff co-founded and was the Chief
                                               Executive Officer and Chief Investment Officer
                                               of Bay Isle Financial Corporation. Effective
                                               December 2001, BFG acquired all outstanding
                                               shares of Bay Isle Financial Corporation and
                                               Bay Isle Financial Corporation, now Bay Isle
                                               Financial LLC, became a subsidiary of BFG. Mr.
                                               Schaff is President of Bay Isle Financial LLC.
                                               Mr. Schaff has been managing large cap value
                                               accounts of Bay Isle clients since 1987. Steve
                                               Block, CFA, has been an investment manager for
                                               the Fund since its inception in December 2001.
                                               Mr. Block joined BFG as Portfolio Manager in
                                               September 2001. Mr. Block has served as the
                                               senior equity analyst for the large cap value
                                               products of Bay Isle since August 1996.
---------------------------------------------------------------------------------------------
Berger IPT-Mid Cap         0.75% paid to       Thomas M. Perkins has been the lead
Value Fund                 BFG(2)              investment manager for the Berger IPT-Mid Cap
                                               Value Fund since its inception in December
                                               2001. Thomas Perkins has been an investment
                                               manager since 1974 and joined Perkins, Wolf,
                                               McDonnell & Company as a portfolio manager in
                                               1998.Previously, he was a portfolio manager of
                                               valuation sensitive growth portfolios for
                                               Alliance Capital from 1984 to June 1998. As
                                               lead manager, Tom Perkins is responsible for
                                               the daily decisions of the Fund's security
                                               selection. Robert H. Perkins has served as
                                               investment manager of the Berger IPT-Mid Cap
                                               Value Fund since its inception in December
                                               2001, and as investment manager of the Berger
                                               Small Cap Value Fund since its inception in
                                               1985. Robert Perkins has been an investment
                                               manager since 1970 and serves as President and
                                               a director of PWM. Jeffrey Kautz, CFA, has
                                               been an investment manager for the Berger
                                               IPT-Mid Cap Value Fund since its inception in
                                               December 2001. Jeff Kautz has served as a
                                               research analyst for the value products of PWM
                                               since October 1997. Previously, Jeff worked as
                                               a market maker for the G.V.R. Company from
                                               1995 to October 1997.
---------------------------------------------------------------------------------------------



(1) After waivers, advisory fees paid were: Berger IPT-Growth Fund 0.67% and Berger IPT-International Fund 0.45%.

(2) The investment advisory fees charged to the Berger IPT-Mid Cap Value Fund and Berger IPT-Large Cap Value Fund are:0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. The Funds commenced operations on December 31, 2001, therefore no investment advisory fees were paid in 2001.


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

24

Berger IPT Funds

Past Performance of Similar Funds


Each Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out is performance information for each Fund and/or its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Funds' investment managers with funds substantially similar to the Funds. The Berger IPT-Large Cap Value Fund's corresponding retail fund was added as a new series in September 2001, therefore there is no corresponding performance information.


You should not consider the performance information for the corresponding retail Berger Funds as a substitute for the performance of the Funds, nor as an indication of the past or future performance of the Funds.


Despite their similarity, there are differences between the Funds and their corresponding retail Berger Funds, and their performance is expected to differ. The following should be noted in considering the performance information:


o Each of the Funds is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The performance information for the Berger IPT-Growth Fund , Berger IPT-Large Cap Growth Fund, Berger IPT-Small Company Growth Fund and Berger IPT-International Fund each reflect fee waivers and expense reimbursements by the Funds' adviser, without which performance would be lower.


o Each of the Berger retail funds has a 12b-1 fee that will impact the performance of the respective retail fund.


o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS AND SIMILAR
FUNDS (AS OF DECEMBER 31, 2001)


                                      Berger IPT-      Berger
                                        Growth         Growth
                                         Fund          Fund(1)
                                      -----------      -------
1 Year                                  -32.51%        -32.47%

Since Inception of the
Berger IPT-Growth Fund (5/1/96)           2.36%          2.20%

5 Year                                    1.89%          1.94%

10 Year                                    n/a           6.43%

Since Inception of the Berger
Growth Fund (9/30/74)                      n/a          12.55%



(1) As of December 31, 2001, the retail Berger Growth Fund had assets of approximately $836,482,000.



                                      Berger IPT-     Berger
                                       Large Cap     Large Cap
                                      Growth Fund  Growth Fund(1)
                                      -----------  --------------
1 Year                                  -25.26%         -26.38%

Since Inception of the Berger IPT-
Large Cap Growth Fund (5/1/96)           11.43%          10.15%

5 Year                                   10.64%           9.64%

10 Year                                    n/a           10.33%

Since Inception of the Berger
Large Cap Growth Fund (9/30/74)            n/a           12.95%



(1) As of December 31, 2001, the retail Berger Large Cap Growth Fund had assets of approximately $352,480,000.



                                                      Berger Small
                                      Berger IPT-    Company Growth
                                     Small Company    Fund-Investor
                                       Growth Fund      Shares(1)
                                     -------------   --------------
1 Year                                  -33.47%         -33.82%

Since Inception of the Berger IPT-
Small Company Growth Fund (5/1/96)        6.93%           6.98%

5 Year                                    8.01%           8.26%

Since Inception of the Berger
Small Company Growth Fund (12/30/93)       n/a           12.90%



(1) As of December 31, 2001, the retail Berger Small Company Growth Fund had assets of approximately $737,953,000.


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                                Berger IPT Funds


                                   Berger IPT-      Berger
                                  International   International
                                      Fund          Fund(1,2)
                                  -------------   -------------
1 Year                                -20.27%       -22.19%

Since Inception of the Berger
IPT-International Fund (5/1/97)         1.43%         1.66%

5 Year                                   n/a          1.54%

10 Year                                  n/a          7.73%

Since Inception of the Berger
International Fund (7/31/89)             n/a          8.59%



(1) As of December 31, 2001, the retail Berger International Fund had assets of approximately $21,570,000.

(2) Predecessor Performance: Performance figures for the retail Berger International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.



                                      Berger IPT-     Berger
                                        Mid Cap       Mid Cap
                                      Value Fund    Value Fund(1)
                                      -----------   -------------
1 Year                                    n/a           20.52%

Since Inception of the Berger

Mid Cap Value Fund (8/12/98)              n/a           25.06%



(1) As of December 31, 2001, the retail Berger Mid Cap Value Fund had assets of approximately $264,847,000.


Additional Information

PORTFOLIO TURNOVER

Portfolio changes are made whenever a Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."

12b-1 Arrangements

You pay no sales charge or commissions when you buy or sell Fund shares. However, the Berger IPT-Mid Cap Value and Berger IPT-Large Cap Value Fund have adopted a 12b-1 plan permitting them to pay a fee in connection with distribution of their shares. Berger Financial Group LLC is entitled to be paid a fee of 0.25% of these Funds' average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

26

Financial Highlights

The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request.


Berger IPT-Growth Fund
For a Share Outstanding Throughout the Period



                                                                                       Year Ended December 31,
                                                               -------------------------------------------------------------------
                                                                  2001          2000             1999         1998         1997
                                                               ----------   -----------       ----------   ----------   ----------
Net asset value, beginning of period                           $    15.32   $     19.22       $    12.89   $    11.11   $    10.39
                                                               ----------   -----------       ----------   ----------   ----------
From investment operations
      Net investment income (loss)                                     --         (0.00)(1)           --         0.02         0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions               (4.98)        (3.37)            6.33         1.79         1.39
                                                               ----------   -----------       ----------   ----------   ----------
Total from investment operations                                    (4.98)        (3.37)            6.33         1.81         1.40
                                                               ----------   -----------       ----------   ----------   ----------
Less dividends and distributions
      Dividends (from net investment income)                           --            --            (0.00)1      (0.02)       (0.04)
      Distributions (from net realized gains on investments)           --         (0.53)              --        (0.01)       (0.64)
                                                               ----------   -----------       ----------   ----------   ----------
Total dividends and distributions                                      --         (0.53)              --        (0.03)       (0.68)
                                                               ----------   -----------       ----------   ----------   ----------
Net asset value, end of period                                 $    10.34   $     15.32       $    19.22   $    12.89   $    11.11
                                                               ----------   -----------       ----------   ----------   ----------
Total Return                                                       (32.51)%      (17.51)%          49.13%       16.29%       13.76%
                                                               ----------   -----------       ----------   ----------   ----------
Ratios/Supplemental Data:
      Net assets, end of period                                $8,435,777   $11,730,432       $6,665,664   $3,710,109   $1,233,892
      Net expense ratio to average net assets(2)                     1.00%         1.00%            1.00%        1.00%        1.00%
      Ratio of net investment income (loss)
         to average net assets                                      (0.46)%       (0.48)%          (0.05)%       0.29%        0.51%
      Gross expense ratio to average net assets                      1.08%         1.30%            2.19%        2.88%        9.18%
      Portfolio turnover rate                                         144%           80%             231%         258%         246%



(1) Amount represents less than $0.01 per share.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                                                            Financial Highlights


Berger IPT-Large Cap Growth Fund
For a Share Outstanding Throughout the Period



                                                                                        Year Ended December 31,
                                                               -------------------------------------------------------------------
                                                                   2001           2000           1999         1998         1997
                                                               -----------    -----------    -----------   ----------   ----------
Net asset value, beginning of period                           $     22.98    $     26.45    $     16.63   $    13.39   $    11.14
                                                               -----------    -----------    -----------   ----------   ----------
From investment operations
      Net investment income                                           0.12           0.05           0.02         0.10         0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                (5.92)         (2.90)          9.80         3.25         2.75
                                                               -----------    -----------    -----------   ----------   ----------
Total from investment operations                                     (5.80)         (2.85)          9.82         3.35         2.76
                                                               -----------    -----------    -----------   ----------   ----------
Less dividends and distributions
      Dividends (from net investment income)                         (0.09)            --             --        (0.11)       (0.10)
      Distributions (from net realized gains on investments)            --          (0.62)            --           --        (0.41)
                                                               -----------    -----------    -----------   ----------   ----------
Total dividends and distributions                                    (0.09)         (0.62)            --        (0.11)       (0.51)
                                                               -----------    -----------    -----------   ----------   ----------
Net asset value, end of period                                 $     17.09    $     22.98    $     26.45   $    16.63   $    13.39
                                                               -----------    -----------    -----------   ----------   ----------
Total Return                                                        (25.26)%       (10.75)%        59.05%       25.03%       24.99%
                                                               -----------    -----------    -----------   ----------   ----------
Ratios/Supplemental Data:
      Net assets, end of period                                $33,322,878    $56,018,925    $24,871,949   $9,084,022   $1,501,118
      Net expense ratio to average net assets(1)                      0.89%          0.90%          1.00%        1.00%        1.00%
      Ratio of net investment income
         to average net assets                                        0.47%          0.38%          0.10%        1.10%        1.39%
      Gross expense ratio to average net assets                       0.89%          0.90%          1.19%        1.99%        9.62%
      Portfolio turnover rate                                          102%            64%           149%         426%         215%



(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

Berger IPT-Small Company Growth Fund
For a Share Outstanding Throughout the Period



                                                                                      Year Ended December 31,
                                                             --------------------------------------------------------------------
                                                                 2001           2000           1999          1998          1997
                                                             -----------    -----------    -----------    ----------   ----------
Net asset value, beginning of period                         $     21.61    $     23.51    $     12.28    $    12.06   $     9.95
                                                              -----------    -----------    -----------   ----------   ----------
From investment operations
      Net investment income (loss)                                    --             --             --            --         0.00(2)
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions              (7.23)         (1.56)         11.23          0.23         2.11
                                                             -----------    -----------    -----------    ----------   ----------
Total from investment operations                                   (7.23)         (1.56)         11.23          0.23         2.11
                                                             -----------    -----------    -----------    ----------   ----------
Less dividends and distributions
      Dividends (in excess of net investment income)                  --             --             --         (0.01)          --
      Distributions (from net realized gains on
        investments)                                               (0.15)         (0.34)            --            --           --
                                                             -----------    -----------    -----------    ----------   ----------
Total dividends and distributions                                  (0.15)         (0.34)            --         (0.01)          --
                                                             -----------    -----------    -----------    ----------   ----------
Net asset value, end of period                               $     14.23    $     21.61    $     23.51    $    12.28   $    12.06
                                                             -----------    -----------    -----------    ----------   ----------
Total Return                                                      (33.47)%        (6.55)%        91.45%         1.87%       21.21%
                                                             -----------    -----------    -----------    ----------   ----------
Ratios/Supplemental Data:
      Net assets, end of period                              $56,200,619    $83,482,960    $41,334,809    $9,858,303   $2,719,559
      Net expense ratio to average net assets(1)                    0.98%          0.98%          1.15%         1.15%        1.15%
      Ratio of net investment income (loss)
         to average net assets                                     (0.66)%        (0.16)%        (0.56)%       (0.11)%       0.05%
      Gross expense ratio to average net assets                     0.98%          0.98%          1.53%         2.19%        5.81%
      Portfolio turnover rate                                        160%           111%           179%          147%         194%



(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Amount represents less than $0.01 per share.


                          Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

28

Financial Highlights


Berger IPT-International Fund
For a Share Outstanding Throughout the Period




                                                                                Year Ended December 31,
                                                          --------------------------------------------------------------------
                                                             2001          2000          1999          1998           1997(1)
                                                          ----------    ----------    ----------    ----------      ----------
Net asset value, beginning of period                      $    13.10    $    14.63    $    11.21    $     9.79      $    10.00
                                                          ----------    ----------    ----------    ----------      ----------
From investment operations
  Net investment income                                         0.21          0.10          0.03          0.08            0.05
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions              (2.89)        (1.59)         3.47          1.50           (0.26)
                                                          ----------    ----------    ----------    ----------      ----------
Total from investment operations                               (2.68)        (1.49)         3.50          1.58           (0.21)
                                                          ----------    ----------    ----------    ----------      ----------
Less dividends and distributions
  Dividends (from net investment income)                       (0.11)        (0.04)        (0.08)        (0.14)             --
  Distributions (from net realized gains on investments)       (0.72)           --            --         (0.02)             --
                                                          ----------    -----------   ----------    ----------      ----------
Total dividends and distributions                              (0.83)        (0.04)        (0.08)        (0.16)             --
                                                          ----------    ----------    ----------    ----------      ----------
Net asset value, end of period                            $     9.59    $    13.10    $    14.63    $    11.21      $     9.79
                                                          ----------    ----------    ----------    ----------      ----------
Total Return(2)                                               (20.27)%      (10.18)%       31.24%        16.13%          (2.10)%
                                                          ----------    ----------    ----------    ----------      ----------
Ratios/Supplemental Data:
  Net assets, end of period                               $5,510,162    $6,711,147    $6,122,261    $5,430,076      $2,705,831
  Net expense ratio to average net assets(3)                    1.20%         1.20%         1.20%         1.20%           1.20%(4)
  Ratio of net investment income
    to average net assets                                       1.80%         0.55%         0.51%         2.85%           0.86%(4)
  Gross expense ratio to average net assets                     1.60%         2.14%         2.46%         2.85%           3.83%(4)
  Portfolio turnover rate(2)                                      24%           35%           26%           20%             14%




(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.


Berger IPT Funds - May 1, 2002 IPT Combined Prospectus

                       This page intentionally left blank

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FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by calling or writing either a participating insurance company or the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217-5005
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.


You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367
o  Berger IPT - Growth Fund
o  Berger IPT - Large Cap Growth Fund
o  Berger IPT - Small Company Growth Fund

o  Berger IPT - International Fund


o  Berger IPT - Large Cap Value Fund
o  Berger IPT - Mid Cap Value Fund


                                                                   5/02 IPT PROS

                                May 1, 2002
                                BERGER IPT FUNDS
                                PROSPECTUS

                                [BERGER FUNDS LOGO]

                                BERGER IPT - NEW GENERATION FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER IPT - NEW GENERATION FUND is a servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents

THE BERGER IPT - NEW GENERATION FUND(SM) is a mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund avaiable as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.

Berger IPT - New Generation Fund(SM) .............................  4

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ...........  6

Risk and Investment Table ........................................  7

Risk and Investment Glossary .....................................  8

BUYING AND SELLING (REDEEMING) SHARES ............................ 10

Fund Share Price ................................................. 10

OTHER INFORMATION ................................................ 10

Excessive Trading ................................................ 10

Privacy Notice ................................................... 10

Distributions and Taxes .......................................... 11

ORGANIZATION OF THE FUND ......................................... 12

Investment Managers .............................................. 12

Past Performance of Similar Fund ................................. 13

FINANCIAL HIGHLIGHTS ............................................. 14

             Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

4
Berger IPT - New
Generation Fund

The Fund's Goal and Principal Investment Strategies

The Fund's Board of Trustees has approved a plan to terminate the Fund. It is anticipated that this will occur 2nd quarter 2002.

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant revenue and earnings growth.

The Fund's stock selection focuses on leading-edge companies with emerging growth opportunities, new ideas, technologies or methods of doing business in all sectors of the market. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

The Fund's investment manager generally looks for companies:

o In business sectors characterized by rapid change, regardless of the company's size

o With favorable long-term growth potential because of new or innovative products or services

o    With management strength to implement their vision and grow their business.

The Fund invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. The manager's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Given the Fund's weighting toward small companies in rapidly changing industries, its share price may fluctuate more than that of funds invested in larger companies or more stable industries. Small companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries, such as technology and health care, may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. Because the technology sector is a major source of new companies, new products and new ways of doing business, the Fund is likely to be dominated by the technology sector. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Total returns give you some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.


Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

                                                                Berger IPT Funds

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

2001                              48.99%

Best quarter:  12/31/01           29.06%

Worst quarter:  9/30/01          -43.07%

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq Composite Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Nasdaq Composite Index is an unmanaged index, with dividends reinvested, which measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance.You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                       Life of the Fund
                              1 Year     (May 1, 2000)
                              ------   ----------------
The Fund                      -48.99%      -51.18%
Nasdaq Composite              -21.05%      -34.57%
S&P 500                       -11.88%      -12.59%

Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                        %
---------------------------------                      -----
Management fee                                          0.85
Other expenses                                          1.46
                                                       -----
Total Annual Fund Operating Expenses                    2.31
Fee Waiver and Reimbursement(1)                        (1.16)
                                                       -----
Net Expenses                                            1.15
                                                       =====

(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Understanding Expenses

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

Years                   $
-----                ------
One                    117
Three                  365
Five                   633
Ten                  1,398

             Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

6

Investment Techniques,
Securities and
Associated Risk

BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:

      Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

          ----------------------------------------------------------------------

      <   Yes, the security or technique is permitted by the Fund.
          (< Denotes hollow Y)
          ----------------------------------------------------------------------

      F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

          ----------------------------------------------------------------------

     25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

          ----------------------------------------------------------------------

   33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

          ----------------------------------------------------------------------

    [ ] Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
          ([ ] denotes hollow 5)
          ----------------------------------------------------------------------

[ ][ ][ ] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
          ([ ][ ][ ] denotes hollow 15)
          ----------------------------------------------------------------------

Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

                                                                Berger IPT Funds

RISK AND INVESTMENT TABLE

                                                                Berger IPT - New
                                                                 Generation Fund
                                                                ----------------
Diversification                                                         F
--------------------------------------------------------------------------------
Small and mid-sized company securities                                  Y
Market, liquidity and information risk
--------------------------------------------------------------------------------
Foreign securities                                                      <
Market, currency, transaction, liquidity,
information and political risk
--------------------------------------------------------------------------------
Sector focus                                                            Y
Market and liquidity risk
--------------------------------------------------------------------------------
Convertible securities(1)                                               <
Market, interest rate, prepayment and credit risk
--------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                                 <
Interest rate, market, call and credit risk
--------------------------------------------------------------------------------
Companies with limited operating histories                              <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Illiquid and restricted securities                                 [][][]
Market, liquidity and transaction risk
--------------------------------------------------------------------------------
Special situations                                                      <
Market and information risk
--------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                         <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Temporary defensive measures                                            <
Opportunity risk
--------------------------------------------------------------------------------
Lending portfolio securities                                         33.3
Credit risk
--------------------------------------------------------------------------------
Borrowing                                                             25F
Leverage risk
--------------------------------------------------------------------------------
Hedging Strategies
--------------------------------------------------------------------------------
Financial futures(2)                                                   []
Hedging, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Forward foreign currency contracts(2)                                   <
Hedging, credit, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)                      []
Hedging, credit, correlation and leverage risk
--------------------------------------------------------------------------------
Writing (selling) covered call options(2)                              25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
--------------------------------------------------------------------------------

Notes to table:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2)The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


             Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

8

Risk and investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" ~ uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

                                                                Berger IPT Funds

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").


             Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

10

Buying and Selling
(Redeeming) Shares

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Fund only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information

Excessive Trading

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

Privacy Notice

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

                                                                Berger IPT Funds

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of the Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares.

The Fund generally make two kinds of distributions:

o    Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on their tax status. Participating insurance companies should consult their own tax advisers concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the Fund at the share price next computed after the check is canceled.

              Berger IPT Funds - May 1, 2002 IPT - New Gneration Fund Prospectus

12

Organization of the
Fund

Investment Managers

BERGER FINANCIAL GROUP LLC (BFG) (FORMERLY BERGER LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.85% of its average daily net assets. After waivers, the Fund paid BFG an advisory fee of 0.00%. BFG also provides administrative services to the Fund.

JAY W. TRACEY, CFA and PAUL A. LAROCCO, CFA were appointed interim portfolio managers of the Fund in December 2001. Mr. Tracey is Executive Vice President and Chief Investment Officer of BFG. Mr. Tracey joined BFG in June 2000. From November 1995 to May 2000, he was Vice President and Portfolio Manager of OppenheimerFunds where he managed emerging growth funds. Mr. Tracey has more than 25 years experience in the investment management industry. Mr. LaRocco, CFA is Vice President of BFG. Mr. LaRocco joined BFG in January 2001. Prior to joining BFG, Mr. LaRocco co-managed small and mid-cap funds for Montgomery Asset Management fromJanuary 2000 to December 2000. From March 1998 to December 1999, he was a Senior Portfolio Manager for small and mid-cap growth funds at Founders Asset Management and from 1993 to March 1998, he was a Portfolio Manager for small and mid-cap funds with OppenheimerFunds. Mr. LaRocco has more than 11 years of experience in the investment management industry.

Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

                                                                Berger IPT Funds

PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's adviser, without which performance would be lower.

o The corresponding retail Berger Fund has a 12b-1 fee that will impact the performance of the Fund.

o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND (AS OF DECEMBER 31,
2001)

                                                             Berger New
                                                          Generation Fund-
                                           The Fund      Investor Shares(1)
                                           --------      ------------------
1 Year                                     -48.99%            -52.38%

Since Inception of the Berger IPT-
New Generation Fund (5/1/00)               -51.18%            -53.26%

5 Year                                        n/a               1.73%

Since Inception of the Berger
New Generation Fund (3/29/96)                 n/a               4.08%

(1) As of December 31, 2001, the retail Berger New Generation Fund had assets of approximately $170,669,000.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."

             Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

14

Financial Highlights

The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

BERGER IPT - NEW GENERATION FUND
For a Share Outstanding Throughout the Period

                                                            Year Ended December 31,
                                                           -------------------------
                                                             2001          2000(1)
                                                           ----------     ----------
Net asset value, beginning of period                       $     5.92     $    10.00
                                                           ----------     ----------
From investment operations
      Net realized and unrealized losses from
        investments and foreign currency transactions           (2.90)         (4.08)
                                                           ----------     ----------
Total from investment operations                                (2.90)         (4.08)
                                                           ----------     ----------
Net asset value, end of period                             $     3.02     $     5.92
                                                           ----------     ----------
Total Return(2)                                                (48.99)%       (40.80)%
                                                           ----------     ----------
Ratios/Supplemental Data:
      Net assets, end of period                            $2,100,704     $2,461,761
      Net expense ratio to average net assets(3)                 1.15%          1.15%(4)
      Ratio of net investment loss to average net assets        (0.82)%        (0.69)%(4)
      Gross expense ratio to average net assets                  2.31%          3.52%(4)
      Portfolio turnover rate(2)                                  256%           123%

(1) For the period from May 1, 2000 (commencement of investment operations) to December 31, 2000.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.


Berger IPT Funds - May 1, 2002 IPT - New Generation Fund Prospectus

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests.The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O. Box 5005
Denver, CO 80217-5005
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds. com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room,Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367

o    Berger IPT - New Generation Fund


                                                                   5/02 NGENPROS

                            BERGER IPT - GROWTH FUND

                       BERGER IPT - LARGE CAP GROWTH FUND

                     BERGER IPT - SMALL COMPANY GROWTH FUND

                         BERGER IPT - INTERNATIONAL FUND


                        BERGER IPT - LARGE CAP VALUE FUND

                         BERGER IPT - MID CAP VALUE FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Funds listed above (the "Funds"), dated May 1, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820. Each of the Funds is a series of Berger Institutional Products Trust (the "Trust").

                  Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.


                  The financial statements of each of the Funds for the fiscal year ended December 31, 2001, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Funds' 2001 Annual Report to Shareholders dated December 31, 2001. A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820, or by contacting a Participating Insurance Company.






                                DATED MAY 1, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                                        CROSS-REFERENCES TO
                                                       PAGE             RELATED DISCLOSURES
SECTION                                                 NO.             IN PROSPECTUS
-------                                                ----             -------------
Introduction                                             1              Contents

1.  Investment Strategies and Risks of the Funds         1              Berger IPT Funds; Investment Techniques, Securities
                                                                        and Associated Risks

2.  Investment Restrictions                             14              Berger IPT Funds; Investment Techniques, Securities
                                                                        and Associated Risks

3.  Management of the Funds                             18              Organization of the Funds

4.  Investment Adviser and Sub-Adviser                  29              Organization of the Funds

5.  Expenses of the Funds                               33              Berger IPT Funds; Organization of the Funds;
                                                                        Financial Highlights

6.  Brokerage Policy                                    37              Organization of the Funds

7.  Purchasing and Redeeming Shares of the Fund         40              Buying and Selling (Redeeming) Shares

8.  Suspension of Redemption Rights                     41              Other Information

9.  How the Net Asset Value is Determined               41              Fund Share Price

10. Income Dividends, Capital Gains Distributions       42              Distributions and Taxes
    and Tax Treatment

11. Performance Information                             42              Berger IPT Funds; Past Performance of Similar
                                                                        Funds; Financial Highlights

12. Additional Information                              44              Other Information

    Financial Information                               48              Financial Highlights

                                  INTRODUCTION


                  The Funds are diversified portfolios or series of the Berger Institutional Products Trust, an open-end, management investment company. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

                  The Prospectus describes the investment objective of the Funds and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in each Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary

Receipts (ADRs), European Depositary Receipts (EDRs) that are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository:
(a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Funds' primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Funds of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). Each Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 10.

                  SECURITIES OF SMALLER COMPANIES. Each Fund may invest in, and the portfolio of the Berger IPT - Small Company Growth Fund will be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  HEDGING TRANSACTIONS. Each Fund, except the Berger IPT - International Fund, is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Funds are not required to hedge. Decisions regarding hedging are subject to the adviser's or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.


                  Currently, the Berger IPT - International Fund is authorized to invest in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Berger IPT - International Fund to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the adviser or sub-adviser for the Berger IPT - International Fund may be required to obtain bank regulatory approval before the Fund engages in futures and options transactions. The following information about the Funds' hedging transactions using futures, forwards and options should be read to exclude the Berger IPT - International Fund, except to the extent the information relates to forward contracts.


                  A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Funds (except the Berger IPT - International Fund, which may only use forwards) may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although a Fund will hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

                  A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time.

However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. A Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Funds' portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


                  CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser or sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's and S & P or a similar determination of creditworthiness by the adviser or sub-adviser. None of the Funds have pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and each Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Trust, in consultation with the adviser or sub-adviser will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies. The Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund each may invest up to 5% of their total assets in such securities.

                  INITIAL PUBLIC OFFERINGS. Each Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories."

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund or its corresponding retail Berger Fund (see under Section 11 Performance Information) are insignificant relative to that Fund's net assets. As a result, any Fund or account whose assets, or whose corresponding retail assets, are very large is not likely to participate in the allocation of many IPOs.

                  ZEROS/STRIPS. Each Fund may each invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Funds will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by a Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, a lending Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the lending Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Funds will not purchase any such security, the purchase of which would cause a Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of that Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Funds' adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment adviser or sub-adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. The Funds will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of a Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Funds do not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

                  When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  SHORT SALES. Each Fund (other than the Berger IPT - International Fund) is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Funds will be engaging in these transactions unless there are further legislative changes.

                  TEMPORARY DEFENSIVE MEASURES. Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under Section 6 -- Brokerage Policy, and additional information concerning income taxes is located under Section 10 -- Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  As indicated in the Prospectus, the investment objective of each of the Funds is as follows:




FUND                                            INVESTMENT OBJECTIVE
----                                            --------------------
Berger IPT - Growth Fund                        Long-term capital appreciation

Berger IPT - Large Cap Growth Fund              Capital appreciation

Berger IPT - Small Company Growth Fund          Capital appreciation

Berger IPT - International Fund                 Long-term capital appreciation

Berger IPT - Large Cap Value Fund               Capital appreciation

Berger IPT - Mid Cap Value Fund                 Capital appreciation


                  The investment objectives of each of the Funds are considered fundamental, meaning that they cannot be changed without an investor vote. There can be no assurance that any of the Funds' investment objectives will be realized.

                  Effective May 2001, the Trustees of the Berger IPT - Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective.

                  Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Funds are described in the Prospectus.

                  In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without investor vote.

BERGER IPT - GROWTH FUND AND BERGER IPT - LARGE CAP GROWTH FUND

                  The following fundamental restrictions apply to the Berger IPT
- Growth Fund and the Berger IPT - Large Cap Growth Fund. The Funds may not:

                  1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

                  2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

                  3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

                  4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

                  6. Purchase or retain the securities of any issuer if those officers and trustees of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

                  7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (a) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (b) forward foreign currency exchange contracts and other forward commitments and (c) securities index put or call options.

                  9. Participate on a joint or joint and several basis in any securities trading account.

                  10. Invest in companies for the purposes of exercising control of management.

                  In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                  The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                  1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  5. The Berger IPT - Large Cap Growth Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days notice prior to any change in the existing investment strategy of the Fund.

BERGER IPT - SMALL COMPANY GROWTH FUND, BERGER IPT - LARGE CAP VALUE FUND AND BERGER IPT - MID CAP VALUE FUND

                  The following fundamental restrictions apply to the Berger IPT
- Small Company Growth Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund. The Funds may not:


                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), each Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.


                  The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - Small Company Growth Fund, Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:


                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict a Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


                  7. The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days notice prior to any change in the existing investment strategy of the Fund.


BERGER IPT - INTERNATIONAL FUND

                  The following fundamental restrictions apply to the Berger IPT
- International Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups designated by the Financial Times World Index Service.

                  The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - International Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. The Fund may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Fund may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Fund's assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.


UNDERTAKINGS


                  On behalf of the Trust, an undertaking has been given to the State of California Department of Insurance that limits borrowings of each Fund (to the extent such borrowings are allowed by the Fund's investment policies) to 10% of the Fund's total assets, except that a Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet Fund redemptions.

                  In addition, the undertaking to the State of California Department of Insurance requires each Fund when investing in foreign securities (to the extent consistent with the Fund's investment policies) to invest in a minimum of five different foreign countries, provided that this minimum may be reduced to four when foreign country investments comprise less than 80% of the Fund's assets, to three when less than 60% of such assets, to two when less than 40% of such assets, or to one when less than 20% of such assets. Additionally, no more than 20% of a Fund's assets may be invested in securities of issuers located in any one foreign country, except that a Fund may have an additional 15% of its assets in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

3.                MANAGEMENT OF THE FUNDS


                  Each Fund is supervised by trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.



                                 POSITION(S)
                                 HELD WITH
                                 THE TRUST,                                                  NUMBER OF
                                 TERM OF                                                     FUNDS IN
                                 OFFICE AND                                                  FUND
                                 LENGTH OF              PRINCIPAL OCCUPATIONS                COMPLEX
NAME, ADDRESS                    TIME                   DURING THE PAST                      OVERSEEN       OTHER DIRECTORSHIPS
AND AGE                          SERVED                 5 YEARS                              BY TRUSTEE     HELD BY TRUSTEE
-------------                    ----------             ---------------------                ----------     -------------------
                                                        INDEPENDENT TRUSTEES
                                                        --------------------
Michael Owen                     Chairman of        Dean of Zayed University (since              22         n/a
210 University Blvd.             the Board          September 2000). Formerly
Suite 800                                           self-employed as a financial and
Denver, CO 80206                                    management consultant, and in real
                                                    estate development (from June 1999
DOB: 1937                                           to September 2000). Dean (from 1993
                                                    to June 1999), and a member of the
                                                    Finance faculty (from 1989 to
                                                    1993), of the College of Business,
                                                    Montana State University. Formerly,
                                                    Chairman and Chief Executive
                                                    Officer of Royal Gold, Inc.
                                                    (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee            President, Baldwin Financial                 22         n/a
210 University Blvd.                                Counseling (since July 1991).
Suite 800                                           Formerly, Vice President and Denver
Denver, CO 80206                                    Office Manager of Merrill Lynch
                                                    Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of      Managing Principal (since September          22         n/a
210 University Blvd.             the Board          1987), Sovereign Financial
Suite 800                                           Services, Inc. (investment
Denver, CO 80206                                    consulting firm). Executive Vice
                                                    President (1981 to 1988), Captiva
DOB: 1945                                           Corporation, Denver, Colorado
                                                    (private investment management
                                                    firm). Ph.D. in Finance (Arizona
                                                    State University).


Paul R. Knapp                    Trustee            Executive Officer of DST Systems,            22         Director and Vice
210 University Blvd.                                Inc. ("DST"), a publicly traded                         President (February
Suite 800                                           information and transaction                             1998 to November 2000)
Denver, CO 80206                                    processing company, which acts as                       of West Side
                                                    the Funds' transfer agent (since                        Investments, Inc.
DOB: 1945                                           October 2000). DST is 33% owned by                      (investments), a
                                                    Stilwell Management Inc., which                         wholly owned
                                                    owns approximately 89.5% of Berger                      subsidiary of DST
                                                    Financial Group LLC. Mr. Knapp owns                     Systems, Inc.
                                                    common shares and options
                                                    convertible into common shares of
                                                    DST Systems which, in the aggregate
                                                    and assuming exercise of the
                                                    options, would result in his owning
                                                    less than 1/2 of 1% of DST System's
                                                    common shares. Mr. Knapp is also
                                                    President of Vermont Western
                                                    Assurance, Inc., a wholly owned
                                                    subsidiary of DST Systems (since
                                                    December 2000). President, Chief
                                                    Executive Officer and a director
                                                    (September 1997 to October 2000) of
                                                    DST Catalyst, Inc., an
                                                    international financial markets
                                                    consulting, software and computer
                                                    services company, (now DST
                                                    International, a subsidiary of
                                                    DST). Previously (1991 to October
                                                    2000), Chairman, President, Chief
                                                    Executive Officer and a director of
                                                    Catalyst Institute (international
                                                    public policy research organization
                                                    focused primarily on financial
                                                    markets and institutions); also
                                                    (1991 to September 1997),

                                                    Chairman, President, Chief
                                                    Executive Officer and a director of
                                                    Catalyst Consulting (international
                                                    financial institutions business
                                                    consulting firm).

Harry T. Lewis, Jr.              Trustee            Lewis Investments (since June 1988)          22         Director, J.D.
210 University Blvd.                                (self-employed private investor).                       Edwards & Co. (1995
Suite 800                                           Formerly, Senior Vice President,                        to March 2002);
Denver, CO 80206                                    Rocky Mountain Region, of Dain                          Director, National
                                                    Bosworth Incorporated and member of                     Fuel Corporation
DOB: 1933                                           that firm's Management Committee                        (oil & gas
                                                    (1981 to 1988).                                         production);
                                                                                                            Advisory Director,
                                                                                                            Otologics, LLC,
                                                                                                            (implantable hearing
                                                                                                            aid) (since 1999);
                                                                                                            Member of Community
                                                                                                            Advisory Board,
                                                                                                            Wells Fargo
                                                                                                            Bank-Denver

William Sinclaire                Trustee            President (since January 1998),              22         n/a
210 University Blvd.                                Santa Clara LLC (privately owned
Suite 800                                           agricultural company). President
Denver, CO 80206                                    (January 1963 to January 1998),
                                                    Sinclaire Cattle Co. (privately
DOB: 1928                                           owned agricultural company).

Albert C. Yates                  Trustee            President (since 1990), Chancellor           22         Member, Board of
210 University Blvd.                                and Professor of                                        Directors, Adolph
Suite 800                                           Chemistry-Department of Chemistry,                      Coors Company (brewing
Denver, CO 80206                                    of Colorado State University.                           company) (since 1998);
                                                    Formerly Executive Vice President                       Member, Board of
DOB: 1941                                           and Provost (1983 to 1990),                             Directors, Dominion
                                                    Academic Vice President and Provos                      Industrial Capital
                                                    (1981 to 1983) and Professor of                         Bank (1999 to 2000);
                                                    Chemistry (1981 to 1990) of                             Member, Board of
                                                    Washington State University. Vice                       Directors, Centennial
                                                    President and University Dean for                       Bank of the West
                                                    Graduate Studies and Research and                       (since 2001)
                                                    Professor of Chemistry of the
                                                    University of Cincinnati (1977 to
                                                    1981).

                                 POSITION(s)                                                 NUMBER OF
                                 HELD WITH THE                                               FUNDS IN
                                 TRUST, TERM OF                                              FUND
                                 OFFICE AND                                                  COMPLEX        OTHER
NAME, ADDRESS                    LENGTH OF          PRINCIPAL OCCUPATIONS                    OVERSEEN       DIRECTORSHIPS
AND AGE                          TIME SERVED        DURING THE PAST 5 YEARS                  BY TRUSTEE     HELD BY TRUSTEE
-------------                    ------------       -----------------------                  -----------    ---------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
--------------------
Jack R. Thompson*                President and      President and a director since May           22         Audit Committee Member
210 University Blvd.             Trustee of         1999 (Executive Vice President from                     of the Public
Suite 800                        the Trust          February 1999 to May 1999) of                           Employees' Retirement
Denver, CO 80206                 (since May         Berger Growth Fund and Berger Large                     Association of
                                 1999)              Cap Growth Fund. President and a                        Colorado (pension plan)
DOB: 1949                                           trustee since May 1999 (Executive                       (from November 1997 to
                                                    Vice President from February 1999                       December 2001).
                                                    to May 1999) of Berger Investment
                                                    Portfolio Trust, Berger
                                                    Institutional Products Trust,
                                                    Berger Worldwide Funds Trust,
                                                    Berger Worldwide Portfolios Trust
                                                    and Berger Omni Investment Trust.
                                                    President and Chief Executive
                                                    Officer (since June 1999)
                                                    (Executive Vice President from
                                                    February 1999 to June 1999) of
                                                    Berger Financial Group LLC
                                                    (formerly Berger LLC). Director,
                                                    President and Chief Executive
                                                    Office of Stilwell Management, Inc.
                                                    (since September 1999). President
                                                    and Chief Executive Officer of
                                                    Berger/Bay Isle LLC (since May
                                                    1999). Self-employed as a
                                                    consultant from July 1995 through
                                                    February 1999. Director of Wasatch
                                                    Advisors (investment management)
                                                    from February 1997 to February
                                                    1999.


* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies)





                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    --------------------------------       ---------------------------------------------
OFFICERS OF THE TRUST
---------------------
Jay W. Tracey, CFA*              Executive Vice President of the        Executive Vice President of the Berger Funds (since August
210 University Blvd.             Trust (since Aug. 2000) and            2000). Executive Vice President and Chief Investment
Suite 800                        Portfolio Manager (since June          Officer of Berger Financial Group LLC (since June 2000).
Denver, CO 80206                 2000)                                  Portfolio manager of the Berger Growth Fund (since August
                                                                        2000); team portfolio manager of the Berger Select Fund
DOB: 1954                                                               (since June 2000) and the Berger Large Cap Growth Fund
                                                                        (from January 2001 through December 2001). Team portfolio
                                                                        manager (since December 2001) of the Berger Mid Cap Growth
                                                                        Fund and team interim portfolio manager (since December
                                                                        2001) of the Berger New Generation Fund. Formerly, Vice
                                                                        President and portfolio manager at Oppenheimer Funds, Inc.
                                                                        (September 1994 to May 2000).

Paul A. LaRocco, CFA*            Vice President of the Trust            Vice President (since February 2001) and portfolio manager
210 University Blvd.             (since Feb. 2001) and Portfolio        (since January 2001) of the Berger Small Company Growth
Suite 800                        Manager (since Jan. 2001)              Fund. Vice President (since February 2001) and team
Denver, CO 80206                                                        portfolio manager (since January 2001) of the Berger
                                                                        Select Fund. Team portfolio manager (since December 2001)
                                                                        of the Berger Mid Cap Growth Fund and interim team
                                                                        portfolio manager (since December 2001) of the Berger New


DOB: 1958                                                               Generation Fund. Vice President of Berger Financial Group
                                                                        LLC (since December 2000). Formerly, portfolio manager
                                                                        with Montgomery Asset Management (from January 2000
                                                                        through December 2000); senior portfolio manager with
                                                                        Founders Asset Management (from March 1998 through
                                                                        December 1999); and portfolio manager with
                                                                        OppenheimerFunds (from January 1993 through March 1998).

Steven L. Fossel, CFA*           Vice President of the Trust            Vice President (since August 2000) and portfolio manager
210 University Blvd.             (since Aug. 2000) and Portfolio        (since June 2000) of the Berger Balanced Fund. Vice
Suite 800                        Manager (since Jun. 2000)              President (since August 2000) and team portfolio manager
Denver, CO 80206                                                        (since June 2000) of the Berger Select Fund. Vice
                                                                        President (since February 2001) and portfolio manager
DOB: 1968                                                               (since December 2001) of the Berger Large Cap Growth Fund;
                                                                        and team portfolio manager (from January 2001 through
                                                                        December 2001) of the Berger Large Cap Growth Fund.
                                                                        Interim portfolio manager (from June 2000 to January 2001)
                                                                        of the Berger Large Cap Growth Fund. Vice President and
                                                                        portfolio manager of Berger Financial Group LLC (since
                                                                        June 2000); senior equity analyst with Berger Financial
                                                                        Group LLC (from March 1998 to June 2000). Formerly,
                                                                        analyst and assistant portfolio manager with Salomon
                                                                        Brothers Asset Management (from August 1992 to February
                                                                        1998).

Janice M. Teague*                Vice President of the Trust            Vice President (since November 1998) and Assistant
210 University Blvd.             (since November 1998) and              Secretary (since February 2000 and previously from
Suite 800                        Assistant Secretary (since             September 1996 to November 1998) and Secretary (November
Denver, CO 80206                 February 2000)                         1998 to February 2000) of the Berger Funds. Vice President
                                                                        (since October 1997), Secretary (since November 1998) and
DOB: 1954                                                               Assistant Secretary (October 1996 through November 1998)
                                                                        with Berger Financial Group LLC. Vice President and
                                                                        Secretary with Berger Distributors LLC (since August
                                                                        1998). Vice President and Secretary of Bay Isle Financial
                                                                        LLC (since January 2002). Formerly, self-employed as a
                                                                        business consultant (from June 1995 through September
                                                                        1996).

Andrew J. Iseman*                Vice President of the Trust            Vice President of the Berger Funds (since March 2001).
210 University Blvd.             (since Mar. 2001)                      Vice President (since September 1999) and Chief Operating
Suite 800                                                               Officer (since November 2000) of Berger Financial Group
Denver, CO 80206                                                        LLC. Manager (since September 1999) and Director (June
                                                                        1999 to September 1999) of Berger Distributors LLC. Vice
DOB: 1964                                                               President-Operations (February 1999 to November 2000) of
                                                                        Berger Financial Group LLC. Associate (November 1998 to
                                                                        February 1999) with DeRemer & Associates (a consulting
                                                                        firm). Vice President-Operations (February 1997 to
                                                                        November 1998) and Director of Research and Development
                                                                        (May 1996 to February 1997) of Berger Financial Group LLC.


Anthony R. Bosch*                Vice President of the Trust            Vice President of the Berger Funds (since February 2000).
210 University Blvd.             (since Feb. 2000)                      Vice President (since June 1999) and Chief Legal Officer
Suite 800                                                               (since August 2000) with Berger Financial Group LLC. Vice
Denver, CO 80206                                                        President and Chief Compliance Officer with Berger
                                                                        Distributors LLC (since September 2001). Vice President of
DOB: 1965                                                               Bay Isle Financial LLC (since January 2002). Formerly,
                                                                        Assistant Vice President of Federated Investors, Inc.
                                                                        (December 1996 through May 1999), and Attorney with the
                                                                        U.S. Securities and Exchange Commission (June 1990 through
                                                                        December 1996).

Brian S. Ferrie*                 Vice President of the Trust            Vice President of the Berger Funds (since November 1998).
210 University Blvd.             (since Nov. 1998)                      Vice President (since February 1997), Treasurer and Chief
Suite 800                                                               Financial Officer (since March 2001) and Chief Compliance
Denver, CO 80206                                                        Officer (from August 1994 to March 2001) with Berger
                                                                        Financial Group LLC. Vice President (since May 1996),
DOB: 1958                                                               Treasurer and Chief Financial Officer (since March 2001)
                                                                        and Chief Compliance Officer (from May 1996 to September
                                                                        2001) with Berger Distributors LLC.


John A. Paganelli*               Vice President (since Nov. 1998)       Vice President (since November 1998), Treasurer (since
210 University Blvd.             and Treasurer (since Mar. 2001)        March 2001) and Assistant Treasurer (November 1998 to
Suite 800                        of the Trust                           March 2001) of the Berger Funds. Vice President (since
Denver, CO 80206                                                        November 1998) and Manager of Accounting (January 1997
                                                                        through November 1998) with Berger Financial Group LLC.
DOB: 1967                                                               Formerly, Manager of Accounting (December 1994 through
                                                                        October 1996) and Senior Accountant (November 1991 through
                                                                        December 1994) with Palmeri Fund Administrators, Inc.


Sue Vreeland*                    Secretary of the Trust (since          Secretary of the Berger Funds (since February 2000).
210 University Blvd.             Feb. 2000)                             Assistant Secretary of Berger Financial Group LLC and
Suite 800                                                               Berger Distributors LLC (since June 1999) and Bay Isle
Denver, CO 80206                                                        Financial LLC (since December 2001). Formerly, Assistant
                                                                        Secretary of the Janus Funds (from March 1994 to May
                                                                        1999), Assistant Secretary of Janus Distributors, Inc.
                                                                        (from June 1995 to May 1997) and Manager of Fund
                                                                        Administration for Janus Capital Corporation (from February
                                                                        1992 to May 1999).

DOB: 1948

David C. Price, CPA*             Assistant Vice President of the        Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             Trust (since Mar. 2001)                Funds. Assistant Vice President-Compliance (since March
Suite 800                                                               2001) with Berger Financial Group LLC. Formerly, Senior
Denver, CO 80206                                                        Auditor (July 1996 through August 1998) and Auditor
                                                                        (August 1993 through June 1996) with
DOB: 1969                                                               PricewaterhouseCoopers LLP, a public accounting firm.


Lance V. Campbell, CFA,          Assistant Treasurer of the Trust       Assistant Treasurer (since March 2001) of the Berger
CPA*                             (since Mar. 2001)                      Funds. Assistant Vice President (since January 2002) and
210 University Blvd.                                                    Manager of Investment Accounting (August 1999 through
Suite 800                                                               January 2002) with Berger Financial Group LLC. Formerly,
Denver, CO 80206                                                        Senior Auditor (December 1998 through August 1999) and
                                                                        Auditor (August 1997 through December 1998) with
                                                                        PricewaterhouseCoopers LLP, a public accounting firm, and
                                                                        Senior Fund Accountant (January 1996 through July 1997)
                                                                        with INVESCO Funds Group.
DOB: 1972


* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:


                                                                                                                NUMBER OF MEETINGS
                                                                                                                 HELD DURING LAST
COMMITTEE                 FUNCTIONS                                              MEMBERS                            FISCAL YEAR
---------                 ---------                                              -------                        ------------------
Audit Committee           Reviews the financial reporting process,      Michael Owen (Chair)
                          the system of internal control, the           Katherine A. Cattanach (Vice Chair)
                          audit process, and the Trust's process        Dennis E. Baldwin                                4
                          for monitoring compliance with                Paul R. Knapp
                          investment restrictions and applicable        Harry T. Lewis, Jr.
                          laws as well as the Trust's Code of           William Sinclaire
                          Ethics.                                       Albert C. Yates



Nominating Committee      Identifies and recommends individuals         Katherine A. Cattanach (Chair)
                          for Trustee membership. The committee         Michael Owen
                          does not consider nominees recommended        Dennis E. Baldwin                                1
                          by securityholders.                           Harry T. Lewis, Jr.
                                                                        William Sinclaire
                                                                        Albert C. Yates

Compensation Committee    Determines and reviews the level of           Katherine A. Cattanach (Chair)
                          compensation for Independent                  William Sinclaire                                1
                          Trustees/Directors.                           Albert C. Yates

Pricing Committee         Determines the fair value of restricted       Harry T. Lewis, Jr. (Chair)
                          securities and other securities for           Dennis E. Baldwin                                5
                          which market quotations are not readily       Jack R. Thompson
                          available pursuant to procedures adopted      Albert C. Yates
                          by the Trustees.

Brokerage Committee       Reviews and makes recommendations             Dennis E. Baldwin (Chair)
                          regarding matters related to the Trust's      Katherine A. Cattanach                           3
                          use of brokerage commissions and              Harry T. Lewis, Jr.
                          placement of portfolio transactions.          Jack R. Thompson



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.




                                                                                               AGGREGATE DOLLAR RANGE OF SECURITIES
                                                                                                   IN ALL REGISTERED INVESTMENT
                                                                                                COMPANIES OVERSEEN BY THE TRUSTEE
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS                                     IN BERGER FUNDS
---------------              ---------------------------------------                           ------------------------------------
INDEPENDENT TRUSTEES
--------------------
Michael Owen                 Berger Growth Fund                    $1 - $10,000                         Over $100,000
                             Berger Large Cap Growth Fund          $1 - $10,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Mid Cap Value Fund             $10,001 - $50,000
                             Berger Select Fund                    $10,001 - $50,000
                             Berger Balanced Fund                  $10,001 - $50,000
                             Berger Small Company Growth Fund      $10,001 - $50,000
                             Berger New Generation Fund            $10,001 - $50,000
                             Berger Information Technology Fund    $1 - $10,000
                             Berger International Fund             $1 - $10,000
                             Berger Small Cap Value Fund           $50,001 - $100,000



Dennis E. Baldwin            Berger Growth Fund                    $10,001 - $50,000                    Over $100,000
                             Berger Large Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Balanced Fund                  $10,001 - $50,000
                             Berger Small Company Growth Fund      $10,001 - $50,000
                             Berger New Generation Fund            $1 - $10,000
                             Berger Information Technology Fund    $10,001 - $50,000
                             Berger International Fund             $10,001 - $50,000
                             Berger Small Cap Value Fund           $10,001 - $50,000

Katherine A. Cattanach       Berger Growth Fund                    $10,001 - $50,000                    Over $100,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Mid Cap Value Fund             $50,001 - $100,000
                             Berger Select Fund                    $10,001 - $50,000
                             Berger New Generation Fund            $10,001 - $50,000
                             Berger Information Technology Fund    $10,001 - $50,000
                             Berger International Fund             $10,001 - $50,000
                             Berger Small Cap Value Fund           $50,001 - $100,000

Paul R. Knapp                Berger Mid Cap Value Fund             $50,001 - $100,000                   Over $100,000
                             Berger Information Technology Fund    $10,001 - $50,000
                             Berger Large Cap Value Fund           $10,001 - $50,000
                             Berger Small Cap Value Fund           $50,001 - $100,000

Harry T. Lewis, Jr.          Berger Growth Fund                    $50,001 - $100,000                   Over $100,000
                             Berger Large Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Mid Cap Value Fund             Over $100,000
                             Berger Select Fund                    $10,001 - $50,000
                             Berger Balanced Fund                  Over $100,000
                             Berger Small Company Growth Fund      Over $100,000
                             Berger New Generation Fund            $50,001 - $100,000
                             Berger Information Technology Fund    $10,001 - $50,000
                             Berger Large Cap Value Fund           $10,001 - $50,000
                             Berger International Fund             $50,001 - $100,000
                             Berger Small Cap Value Fund           $50,001 - $100,000

William Sinclaire            Berger Growth Fund                    $50,001 - $100,000                   Over $100,000
                             Berger Large Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Value Fund             $1 - $10,000
                             Berger Balanced Fund                  $1 - $10,000
                             Berger Small Company Growth Fund      $10,001 - $50,000
                             Berger New Generation Fund            $1 - $10,000
                             Berger Information Technology Fund    $1 - $10,000
                             Berger International Fund             $1 - $10,000
                             Berger Small Cap Value Fund           $10,001 - $50,000

Albert C. Yates              Berger Mid Cap Growth Fund            $1 - $10,000                         $10,001 - $50,000
                             Berger Mid Cap Value Fund             $1 - $10,000
                             Berger New Generation Fund            $1 - $10,000
                             Berger Information Technology Fund    $1 - $10,000
                             Berger International Fund             $1 - $10,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund                    Over $100,000                        Over $100,000
                             Berger Large Cap Growth Fund          $1 - $10,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Select Fund                    $50,001 - $100,000
                             Berger Small Company Growth Fund      $1 - $10,000
                             Berger Information Technology Fund    $1 - $10,000
                             Berger Small Cap Value Fund           $1 - $10,000



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Funds' investment advisory and sub-advisory agreements must be approved by vote of the Funds' trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of each Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Funds, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Funds' investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Funds under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Funds' expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION


                  The officers of the Funds received no compensation from the Funds during the fiscal year ended December 31, 2001. However, trustees of the Funds who are not "interested persons" of the Funds or its advisers or sub-advisers are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Funds nor the trustees receive any form of pension or retirement benefit compensation from the Funds.


                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Funds and the other Berger Funds:



NAME AND POSITION WITH
BERGER FUNDS                  AGGREGATE COMPENSATION FROM
==============================================================================================================================
                                                                                     BERGER                       ALL BERGER
                                            BERGER         BERGER                      IPT                          FUNDS(2)
                              BERGER         IPT -      IPT - SMALL                   LARGE      BERGER IPT       FISCAL YEAR
                               IPT -       LARGE CAP      COMPANY     BERGER IPT -     CAP         - MID CAP         ENDING
                              GROWTH        GROWTH        GROWTH     INTERNATIONAL    VALUE         VALUE         DECEMBER 31,
                               FUND          FUND          FUND           FUND       FUND(1)       FUND(1)            2001
                              -------      ---------    -----------  -------------   -------     -----------      ------------
Dennis E. Baldwin(3)          $    98      $   463       $   684         $    63     $   146       $   146         $65,000
Louis Bindner(6)              $    18      $    88       $   128         $    10     $     0       $     0         $10,000
Katherine A. Cattanach(3)     $   100      $   472       $   699         $    65     $   146       $   146         $66,667
Paul R. Knapp(3)              $    91      $   427       $   631         $    58     $   135       $   135         $60,000
Harry T. Lewis(3)             $    91      $   427       $   631         $    58     $   135       $   135         $60,000
Michael Owen(3)               $   113      $   534       $   789         $    73     $   169       $   169         $75,000
William Sinclaire(3)          $    91      $   427       $   631         $    58     $   135       $   135         $60,000
Albert C. Yates(3),(7)        $    72      $   339       $   504         $    48     $   135       $   135         $50,000
Jack R. Thompson              $     0      $     0       $     0         $     0     $     0       $     0         $     0
(3),(4),(5)
==============================================================================================================================


(1) The Fund was not added as a series of the Trust until December 31, 2001. Figures are estimates for the first year of operations of the Fund as a series of the Trust.


(2) For the period covered by this table, the Berger Funds included the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (nine series), the Berger Institutional Products Trust (seven series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis
     E. Baldwin $39,524; Katherine A. Cattanach $66,667; William Sinclaire $60,000; Albert C. Yates $25,000.


(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6)  Resigned effective March 1, 2001.

(7)  Appointed Trustee effective March 1, 2001.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Institutional Products Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, the Trust is permitted to purchase shares of the designated Fund in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Trust's obligation to make payments of deferred fees under the plan is a general obligation of the Trust.


                  As of March 31, 2002, the officers and trustees of the Funds as a group owned of record or beneficially no shares of the Funds.


                  The Trust, the Funds' investment adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206, is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of its investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company that acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, Inc. ("DSTS"), a registered broker-dealer, which may execute portfolio trades for the Funds.







BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISER


                  As permitted in its Investment Advisory Agreement with the Portfolio, the adviser has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "sub-adviser" or "BIAM"). As sub-adviser for the Berger IPT - International Fund, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich CT 06830. BIAM is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM, which serves primarily institutional clients in the United States and Canada. As of December 31, 2001, Bank of Ireland and its affiliates managed $47.7 billion in assets for clients worldwide.


                  Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

BAY ISLE FINANCIAL LLC - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle") (formerly Bay Isle Financial Corporation), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Berger IPT - Large Cap Value Fund. Bay Isle is also the investment sub-adviser to the Berger Large Cap Value Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1987. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISER

                  Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the investment sub-adviser for the Berger IPT - Mid Cap Value Fund. Additionally, PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

                  Thomas M. Perkins is the lead investment manager for the Berger IPT - Mid Cap Value Fund. As lead manager, Thomas Perkins is responsible for the daily decisions on security selection for the Fund's portfolio. Additionally, Thomas Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Robert H. Perkins, brother of Thomas Perkins, will also serve as investment manager of the Berger IPT - Mid Cap Value Fund. Robert Perkins has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of PWM and serves as its Treasurer and a director. Tom Perkins owns 12% of PWM.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


                  Under the Investment Advisory Agreements between each Fund and its adviser, the adviser is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which each Fund may own or contemplate acquiring from time to time. Each Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                  Under the Agreements, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund. The following schedule reflects the advisory fees charged to the Funds for the fiscal year ended December 31, 2001:


         FUND                               ADVISER     INVESTMENT ADVISORY FEE
         ----                               -------     -----------------------
Berger IPT - Growth Fund                      BFG                0.75%(1)
Berger IPT - Large Cap Growth Fund            BFG                0.75%(1)
Berger IPT - Small Company Growth Fund        BFG                0.85%(1)
Berger IPT - International Fund               BFG                0.85%(1)
Berger IPT - Large Cap Value Fund             BFG                0.00%(2)
Berger IPT - Mid Cap Value Fund               BFG                0.00%(2)



(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00% in the case of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund, 1.15% in the case of the Berger IPT - Small Company Growth Fund and 1.20% in the case of the Berger IPT - International Fund. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(2) The Fund paid no investment advisory fee since it was not added as a series of the Trust until December 31, 2001.

    Investment advisory fees are charged according to the following schedule:




        FUND                            AVERAGE DAILY NET ASSETS    ANNUAL RATE
        ----                            ------------------------    -----------
Berger IPT - Growth Fund                  First $500 million            .75%
Berger IPT - Large Cap Growth Fund        Next $500 million             .70%
Berger IPT - Large Cap Value Fund         Over $1 billion               .65%
Berger IPT - Mid Cap Value Fund

Berger IPT - Small Company Growth Fund    First $500 million            .85%
Berger IPT - International Fund           Next $500 million             .80%
                                          Over $1 billion               .75%

                  Each Fund's current Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.


                  Under the Sub-Advisory Agreements between the adviser and the sub-advisers for the Berger IPT - International Fund, Berger IPT - Large Cap Value Fund, and Berger IPT - Mid Cap Value Fund, the sub-adviser is responsible for day-to-day investment management. The sub-adviser manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. Each Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  No fees are paid directly to the sub-advisers by the Funds. As sub-adviser of the Berger IPT - International Fund, BIAM receives from the adviser a fee at the annual rate of 0.45% of the first $50 million of the average daily net assets of the Fund, 0.40% of the next $50 million, and 0.30% of any amount in excess of $100 million. As sub-adviser of the Berger IPT - Large Cap Value Fund, Bay Isle receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund, 0.35% of the next $500 million, and 0.325% of any amount in excess of $1 billion. As sub-adviser of the Berger IPT - Mid Cap Value Fund, PWM receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund, 0.35% of the next $500 million, and 0.325% of any amount in excess of $1 billion.

                  The Sub-Advisory Agreements will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BFG AND PWM


                  BFG and PWM entered into an Agreement, dated November 18, 1996, as amended January 27, 1997, April 8, 1998 and November 17, 1999, under which, among other things, PWM agreed that, so long as BFG acts as the adviser to the Berger Small Cap Value Fund and the Berger Mid Cap Value Fund, and PWM provides sub-advisory or other services in connection with the Funds, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Funds.


OTHER ARRANGEMENTS BETWEEN BFG AND BAY ISLE


                  BFG and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. Effective December 2001, BFG acquired all outstanding shares of Bay Isle Financial Corporation and Bay Isle Financial Corporation, now Bay Isle Financial LLC, became a subsidiary of BFG.


TRADE ALLOCATIONS

                  While investment decisions for the Funds are made independently by the adviser or sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including any of the Funds.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. Each policy is administered by BFG and the provisions of each policy are subject to interpretation by and exceptions authorized by its management.

                  BIAM has adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held or acquired by the Berger IPT - International Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM is required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.


                  PWM and Bay Isle have each adopted a Code of Ethics substantially similar to the Code adopted by BFG.


5.                EXPENSES OF THE FUNDS

                  In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by its adviser, including but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of the adviser or sub-adviser, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Funds.

                  Under a separate Administrative Services Agreement with respect to each of such Funds, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended December 31, 2001, BFG did not charge an administrative fee to the Funds. The administrative services fees may be changed by the directors or trustees without investor approval.

                  The following tables show the total dollar amounts of advisory fees and administrative services fees paid by each of such Funds for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                            BERGER IPT - GROWTH FUND




                                                                   ADVISORY FEE
                                                                    WAIVER AND
   FISCAL YEAR ENDED       INVESTMENT            ADMINISTRATIVE       EXPENSE
      DECEMBER 31         ADVISORY FEE            SERVICE FEE     REIMBURSEMENTS        TOTAL
   -----------------      ------------           --------------   --------------       --------
         2001               $ 67,686                $      0         $ (7,391)         $ 60,295
         2000               $ 86,224                $      0         $(33,956)         $ 52,268
         1999               $ 35,613                $    338         $(56,591)         $      0



                       BERGER IPT - LARGE CAP GROWTH FUND



                                                                   ADVISORY FEE
                                                                    WAIVER AND
   FISCAL YEAR ENDED       INVESTMENT            ADMINISTRATIVE       EXPENSE
      DECEMBER 31         ADVISORY FEE            SERVICE FEE     REIMBURSEMENTS        TOTAL
   -----------------      ------------           --------------   --------------       --------
         2001               $ 315,910               $      0         $      0          $315,910
         2000               $ 337,270               $      0         $      0          $337,270
         1999               $ 109,196               $    967         $(27,572)         $ 82,591


                     BERGER IPT - SMALL COMPANY GROWTH FUND



                                                                   ADVISORY FEE
                                                                    WAIVER AND
   FISCAL YEAR ENDED       INVESTMENT            ADMINISTRATIVE       EXPENSE
      DECEMBER 31         ADVISORY FEE            SERVICE FEE     REIMBURSEMENTS        TOTAL
   -----------------      ------------           --------------   --------------       --------
         2001               $ 531,507               $      0         $      0          $531,507
         2000               $ 651,276               $      0         $      0          $651,276
         1999               $ 132,056               $    862         $(57,324)         $ 75,594



                         BERGER IPT - INTERNATIONAL FUND




                                                                   ADVISORY FEE
                                                                    WAIVER AND
   FISCAL YEAR ENDED       INVESTMENT            ADMINISTRATIVE       EXPENSE
      DECEMBER 31         ADVISORY FEE            SERVICE FEE     REIMBURSEMENTS        TOTAL
   -----------------      ------------           --------------   --------------       --------
         2001              $ 49,514                 $      0         $(23,367)         $26,147
         2000              $ 58,472(1)              $      0         $(63,557)         $     0
         1999              $ 49,260(2)              $    409         $(68,918)         $     0



(1) The amount shown includes $21,200 paid to BBOI Worldwide LLC, the Fund's former adviser, prior to BFG's appointment as investment adviser, at an annual rate of 0.90% of its average daily net assets under the investment advisory contract in effect prior to May 12, 2000. After waivers, the amount paid to BBOI totaled $0.00.

(2)  The amount shown was paid to BBOI Worldwide LLC, the Fund's former adviser.

                  Each Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each Fund has appointed DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds.

                  From time to time, BFG may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to investors). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from BFG's own resources and not from the assets of the Funds.

                  The Funds' adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally, the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

                  The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements.


                  Under a written contract, the Funds' investment adviser waives its fee and reimburses each Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00% in the case of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund, 1.15% in the case of the Berger IPT - Small Company Growth Fund, and 1.20% in the case of the Berger IPT - International Fund. The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees.

                  Pursuant to written agreements, the Funds' investment adviser will waive its fee and reimburse the Berger IPT - Mid Cap Value Fund and Berger IPT - Large Cap Value Fund to the extent the normal transfer agency and registration expenses exceed 1.20% and 0.95%, respectively, of average daily net assets during the fiscal year. The agreements shall continue in effect for an initial term ending December 31, 2002, and shall continue year to year thereafter unless otherwise terminated. The agreements may be terminated:
(a) by the Fund at any time upon written notice to Berger; or (b) by Berger upon written notice to the Fund not less than 30 days before the end of any term. In addition, the agreements shall terminate automatically upon the termination of the investment advisory agreement between Berger and the Fund.


                  Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Suite 700, Denver, Colorado 80206, a joint venture between BFG and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as adviser and administrator to the Berger IPT-International Fund. Effective May 12, 2000, the Berger IPT-International Fund entered into a new advisory agreement with BFG replacing BBOI Worldwide LLC as the Fund's investment adviser and administrator, and BBOI was subsequently dissolved. BFG is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-adviser.

12b-1 PLANS

                  The Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund have each adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of a Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.

                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Fund shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Fund shares;

         -- costs involved in preparing, printing and distributing sales literature for Fund shares;

         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of a Fund relating to Fund shares that BFG deems advisable;

         -- and such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.

                  Such 12b-1 fee payments are to be made by each Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time a Fund may engage in activities that jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

                  The current 12b-1 Plans will continue in effect until the end of April 2003 and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without investor approval.

OTHER EXPENSE INFORMATION

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that a Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Funds and/or their advisers have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

DISTRIBUTOR


                  The Distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' shares.


6.                BROKERAGE POLICY

                  Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, the adviser is directed to place the portfolio transactions of the Fund. Where applicable, the adviser may delegate placement of brokerage to a Fund's sub-adviser. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:


                  Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                              BROKERAGE COMMISSIONS




                                                                     FISCAL YEAR ENDED DECEMBER 31,

                                                                 2001             2000              1999
                                                               --------         --------         --------
         BERGER IPT - GROWTH FUND                              $ 23,890         $ 12,790         $ 17,989

         BERGER IPT - LARGE CAP GROWTH FUND                    $ 90,065         $ 64,553         $ 31,609

         BERGER IPT - SMALL COMPANY GROWTH FUND                $104,527         $ 53,247         $ 23,061

         BERGER IPT - INTERNATIONAL FUND                       $  4,322         $  6,664         $  5,334

         BERGER IPT - LARGE CAP VALUE FUND(1)                  $      0         $      0         $      0

         BERGER IPT - MID CAP VALUE FUND(1)                    $      0         $      0         $      0



(1)  The Fund was not added as a series of the Trust until December 31, 2001.


                  The Investment Advisory Agreement that each Fund has with its adviser and the Sub-Advisory Agreement with the sub-adviser, authorizes and directs the adviser (or sub-adviser) to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes the adviser (or sub-adviser) to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser (or sub-adviser) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser (or sub-adviser). Accordingly, the adviser (or sub-adviser) does not have an obligation to seek the lowest available commission.






                  In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful brokerage and research services to the adviser or, where applicable, the sub-adviser. The Fund's adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These include a service used by the independent directors or trustees of the Funds in reviewing the Investment Advisory Agreements.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own Funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Funds' advisers and sub-advisers do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended December 31, 2001, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Funds:



   FUND                                          AMOUNT OF TRANSACTIONS     AMOUNT OF COMMISSIONS
   ----                                          ----------------------     ---------------------
   Berger IPT - Growth Fund                           $ 4,946,733               $     8,778

   Berger IPT - Large Cap Growth Fund                 $30,160,585               $    44,005

   Berger IPT - Small Company Growth Fund             $ 8,843,192               $    23,738

   Berger IPT - International Fund                    $         0               $         0

   Berger IPT - Large Cap Value Fund(1)               $         0               $         0

   Berger IPT - Mid Cap Value Fund(1)                 $         0               $         0


(1)  The Fund was not added as a series of the Trust until December 31, 2001.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Funds, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the adviser or sub-adviser from the Funds be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS




                                        DSTS
                                     COMMISSIONS    REDUCTION IN         DSTS        REDUCTION IN         DSTS         REDUCTION IN
                                        PAID        EXPENSES FYE   COMMISSIONS PAID  EXPENSES FYE   COMMISSIONS PAID   EXPENSES FYE
                                    FYE 12/31/01     12/31/01(1)     FYE 12/31/00     12/31/00(1)     FYE 12/31/99     12/31/99(1)
                                    ------------    ------------   ----------------  ------------   ----------------   -----------
  Berger IPT - Growth Fund              $114           $ 86              $  0           $  0              $856            $642

  Berger IPT - Large Cap Growth
     Fund                               $534           $401              $  0           $  0              $787            $590

  Berger IPT - Small Company Growth
     Fund                               $111           $ 83              $  0           $  0              $  0            $  0

  Berger IPT - International
     Fund                               $  0           $  0              $  0           $  0              $  0            $  0

  Berger IPT - Large Cap Value
     Fund(2)                            $  0           $  0              $  0           $  0              $  0            $  0

  Berger IPT - Mid Cap Value
     Fund(2)                            $  0           $  0              $  0           $  0              $  0            $  0
                                        ====           ====              ====           ====              ====            ====


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.


(2)  The Fund was not added as a series of the Trust until December 31, 2001.


                  Each Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of each Fund have authorized sales by a broker-dealer of variable insurance contracts that permit allocation of contract values to one or more of the Funds to be considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the adviser or sub-adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisers and sub-adviser of the Funds will seek the best execution of each transaction.

                  During the fiscal year ended December 31, 2001, Berger IPT - Large Cap Growth Fund and Berger IPT - International Fund acquired securities of the Funds' regular broker dealers. As of December 31, 2001, these Funds owned the following securities of its regular broker-dealers with the following values:



          FUND                                        BROKER/DEALER                     VALUE           SECURITY
          ----                                        -------------                     -----           --------
Berger IPT - Large Cap Growth Fund            Morgan Stanley Dean Witter & Co.       $  406,124       Common Stock
                                              Citigroup, Inc.                           861,845       Common Stock

Berger IPT - International Fund               Prudential Corp. PLC                   $   88,586       Common Stock
                                              Reuters Group PLC                          40,038       Common Stock



7.                PURCHASING AND REDEEMING SHARES OF THE FUND


                  Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

                  Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee.

8.                SUSPENSION OF REDEMPTION RIGHTS


                  The Funds may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange (the "Exchange") is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of a Fund.

                  Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 9.


9.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of each Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on that the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


10.               INCOME DIVIDENDS, CAPITAL GAINS,
                  DISTRIBUTIONS AND TAX TREATMENT


                  Each Fund intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies and meets certain minimum distribution requirements, the Funds generally will not be liable for federal income tax on the amount of their earnings that are timely distributed. If a Fund distributes annually less than 98% of its income and gain, under certain circumstances, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

                  Each Fund intends to restrict sales of its shares to Participating Insurance Companies and qualified plans so as to qualify for "look-through" treatment under the investment diversification requirements of Code Section 817(h) that apply to certain insurance company separate accounts. Each Fund also intends to manage its investments in accordance with the diversification requirements of Code Section 817(h) so that any separate account, or segregated asset account thereof, that holds shares in any of the Funds as its sole asset will comply with those requirements. For further information concerning federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

                  All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash. The tax treatment of distributions made to any investor will depend on the investor's tax status.

                  The amount, timing and character of a Fund's income may be affected by certain special U.S. tax rules that may apply to foreign or other investments of a Fund. Any income received by a Fund from foreign investments may also be subject to foreign income, withholding or other taxes.

11.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years (or the life of the Fund, if shorter). These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

               Where P     = a hypothetical initial payment of $1,000

                     T     = the average annual total return

                     n     = the number of years

                     ERV   = the ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the period).

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  A Fund's total return includes the effect of deducting that Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Funds can be purchased only through a variable insurance contract or qualified plan, the Funds' total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for a Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.

                  Each Fund has the same investment objective and follows similar investment strategies as a Berger retail fund. The Berger retail fund has the same investment adviser and sub-advisers as the corresponding Funds offered under this Prospectus. The same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

                  Set forth in the Prospectus is average annual total return data for each of the Funds, with the exception of the Berger IPT - Large Cap Value Fund and Berger IPT - Mid Cap Value Fund, which commenced operations on December 31, 2001. Also set forth is total return information for each of the corresponding Berger retail funds (with the exception of the Berger Large Cap Value Fund, which commenced operations on September 28, 2001 and has no corresponding performance information available to date), calculated as described above. Investors should not consider the performance data for the corresponding Berger retail funds as a substitute for the performance of the Funds offered under the Prospectus, nor as an indication of the past or future performance of the Funds. The performance figures in the Prospectus reflect the deduction of the historical fees and expenses paid by the Berger retail funds, and not those paid or to be paid by these Funds. Performance data for the Funds also reflects fee waivers and/or expense reimbursements by the Funds' adviser, without which performance would be lower. In addition, the figures do not reflect the deduction of charges or expenses attributable to variable insurance contracts or qualified plans invested in the Funds. As discussed above, investors should refer to the applicable Separate Account Prospectus or qualified plan documents accompanying this Prospectus for information pertaining to such contract charges and expenses and, in the case of a Separate Account Prospectus for a variable annuity contract, to the hypothetical performance data in that prospectus that illustrate the impact of contract charges and loads on the returns shown below. Each Fund and its corresponding Berger retail fund will be managed separately and the investments and investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

                  In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided. A Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.

                  Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment adviser. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Funds' total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Funds' total return data.

AVERAGE ANNUAL TOTAL RETURNS

                  The average annual total return for each of the Funds for various periods ending December 31, 2001, are shown on the following table:



FUND                                                   1-YEAR          3-YEAR          5-YEAR      LIFE OF FUND
----                                                   ------          ------          ------      ------------
    Berger IPT - Growth Fund                           (32.51)%        (6.01)%          1.89%              2.36%
                                                                                                  (since 5/1/96)

    Berger IPT - Large Cap Growth Fund                 (25.26)%         1.99%          10.64%             11.43%
                                                                                                  (since 5/1/96)

    Berger IPT - Small Company Growth Fund             (33.47)%         5.98%           8.01%              6.93%
                                                                                                  (since 5/1/96)

    Berger IPT - International Fund                    (20.27)%        (2.04)%           N/A               1.43%
                                                                                                  (since 5/1/97)


12.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Funds are separate series or portfolios established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. The Berger IPT - Growth Fund, the Berger IPT - Large Cap Growth Fund and the Berger IPT - Small Company Growth Fund were established under the Trust on October 17, 1995. The Berger IPT - International Fund was established under the Trust in April 1997. The Berger IPT - Large Cap Value Fund and the Berger IPT - Mid Cap Value Fund were established under the Trust in August 2001. The Berger IPT - Growth Fund was known as the Berger IPT - 100 Fund from its inception to January 31, 2000 when it changed its name. The Berger IPT - Large Cap Growth Fund was known as the Berger IPT - Growth and Income Fund from its inception until May 1, 2001 when it changed its name. Berger IPT - Small Company Growth Fund(R) was registered as a trademark in August 1998.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, there are seven series established under the Trust, some of which are covered in a separate prospectus and SAI. Others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.


                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds organized as a series of a Delaware Business Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of any Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of any of the Funds is remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Funds.


                  CORPORATE GOVERNANCE AND OTHER INFORMATION PERTAINING TO THE FUNDS. None of the Funds or the Trust is required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investor meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.


                  Investors of the Funds and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote.

                  Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.


                  Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions, which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds are bound to recognize any transfer until it is recorded on its books.


                  Under governing separate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination of the Trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

                  The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the investors of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is generally required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

                  Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with BFG and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policy owners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the investors of the Fund.

                  Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Funds in which contract values or qualified plan assets are invested. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.

PRINCIPAL INVESTORS


                  Insofar as the management of the Funds is aware, as of March 31, 2001, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:




    OWNER                                      FUND                                      PERCENTAGE
    -----                                      ----                                      ----------
    Conseco Variable Insurance Co.             Berger IPT - Growth Fund                     93.29%
    ("Conseco")
    11825 North Pennsylvania Street            Berger IPT - Large Cap Growth Fund           99.51%
    Carmel, IN  46032
                                               Berger IPT - Small Company Growth Fund       33.79%

                                               Berger IPT - International Fund(1)           47.13%

    Berger Financial Group LLC                 Berger IPT - Large Cap Value Fund            99.95%
    210 University Blvd.
    Denver, CO 80206                           Berger IPT - Mid Cap Value Fund              99.95%

    Ameritas Life Insurance Corp               Berger IPT - Growth Fund                      5.48%
    5900 O Street
    Lincoln, NE 68510

    BMA Variable Annuity                       Berger IPT - International Fund              19.65%
    BMA Tower
    P. O. Box 419458
    Kansas City, MO 64141

    Great West Life & Annuity                  Berger IPT - Small Company Growth Fund       46.77%
    Insurance Co  ("Great West")
    8515 E. Orchard Road
    Englewood, CO 80111

    AIG Life Insurance Company                 Berger IPT - Small Company Growth Fund        5.98%
    1 Alico Plaza
    Wilmington, DE 19801

    Canada Life Insurance Co. of America       Berger IPT - Small Company Growth Fund        5.26%
    330 University Ave.
    Toronto Ontario Canada M5G1R8              Berger IPT - International Fund              17.25%

    Allmerica Financial (TPA)                  Berger IPT - International Fund               5.50%
    Canada Life Insurance Company of
    America
    440 Lincoln Street
    Worcester, MA 01653

    Fidelity Security Life                     Berger IPT - International Fund               9.66%
    3130 Broadway Street
    Kansas City, MO 64111



(1) THE SHARES OWNED OF RECORD BY CONSECO VARIABLE INSURANCE COMPANY INCLUDE SHARES ATTRIBUTABLE TO A VARIABLE ANNUITY CONTRACT OWNED BY BFG, WHICH CONSTITUTES 35.06% OF THE OUTSTANDING SHARES OF THE FUND. BFG IS A NEVADA LIMITED LIABILITY COMPANY THAT PROVIDED INITIAL CAPITAL TO ESTABLISH THE TRUST. AS A RESULT OF ITS CURRENT SHARE OWNERSHIP, BFG MAY BE DEEMED TO CONTROL THE BERGER IPT - INTERNATIONAL FUND.

                  Any person owning more than 25% of the outstanding securities of a Fund may be deemed to control it. Conseco and Great West are believed to hold their shares of the Funds as nominees for the benefit of their clients.

                  In addition, as of March 31, 2002, Conseco owned of record 59.44% of all the outstanding shares of the Berger Institutional Products Trust, of which the Funds are outstanding series.


DISTRIBUTION


                  Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the

Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.


                  The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by a Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. The Funds' offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds, of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Trust and the Funds.

INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants to the Funds for the fiscal year ended December 31, 2001. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Funds referenced below under "Financial Statements" and assisted the Funds in connection with the preparation of their 2000 income tax returns.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Funds for the fiscal year ended December 31, 2002. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Funds and assist the Funds in connection with the preparation of their 2001 income tax returns.


FINANCIAL STATEMENTS

                  A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com, by calling the Funds at 1-800-259-2820, or by contacting a Participating Insurance Company.


                  The following financial statements for each of the Funds are incorporated herein by reference from the Annual Report to Shareholders of the Funds dated December 31, 2001, in each case along with the Report of Independent Accountants thereon dated February 4, 2002.

                  Schedule of Investments as of December 31, 2001

                  Statements of Assets and Liabilities as of December 31, 2001

                  Statements of Operations each of the periods indicated

                  Statements of Changes in Net Assets for each of the periods indicated

                  Notes to Financial Statements, December 31, 2001

                  Financial Highlights for each of the periods indicated

                                   APPENDIX A


 HIGH-YIELD/HIGH RISK SECURITIES


         Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.


         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER IPT - NEW GENERATION FUND
                (A SERIES OF BERGER INSTITUTIONAL PRODUCTS TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger IPT - New Generation Fund (the "Fund"), dated May 1, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                  Shares of the Fund are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.

                  The financial statements of the Fund for the fiscal year ended December 31, 2001, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2001 Annual Report to Shareholders dated December 31, 2001. A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820, or by contacting a Participating Insurance Company.



                                DATED MAY 1, 2002

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                        PAGE    CROSS-REFERENCES TO RELATED
SECTION                                                  NO.    DISCLOSURES IN PROSPECTUS
-------                                                 ----    ---------------------------

Introduction                                               2    Table of Contents

1.   Investment Strategies and Risks of                    2    Berger IPT - New Generation Fund; Investment
     the Fund                                                   Techniques, Securities and Associated Risks

2.   Investment Restrictions                              14    Berger IPT - New Generation Fund; Investment
                                                                Techniques, Securities and Associated Risks

3.   Management of the Fund                               16    Organization of the Fund

4.   Investment Adviser                                   26    Organization of the Fund

5.   Expenses of the Fund                                 28    Berger IPT - New Generation Fund; Organization of
                                                                the Fund; Financial Highlights for the Fund

6.   Brokerage Policy                                     30    Organization of the Fund

7.   Purchasing and Redeeming Shares of the               32    Buying and Selling (Redeeming) Shares
     Fund

8.   Suspension of Redemption Rights                      32    Other Information

9.   How the Net Asset Value is Determined                32    Fund Share Price

10.  Income Dividends, Capital Gains,                     33    Distributions and Taxes
     Distributions and Tax Treatment

11.  Performance Information                              33    Berger IPT - New Generation Fund; Past Performance
                                                                of Similar Fund; Financial Highlights

12.  Additional Information                               35    Other Information

Financial Information                                     38    Financial Highlights

                                  INTRODUCTION


         The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.       INVESTMENT STRATEGIES AND RISKS OF THE FUND

         The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

         This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

         COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

         DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

         Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

         Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

         FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

         Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 10.

         SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

         HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

         A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

         The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

         In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

         Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

         The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

         Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

         Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

         Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

         The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

         Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

         INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

         There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

         The adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPO's.

         ZEROS/STRIPS. The Fund may invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

         LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

         ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

         These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

         When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

         SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

         TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

         PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. The annual portfolio turnover rates of the Fund have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Fund anticipates that its portfolio turnover rate may exceed 100%, and investment changes will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

         Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 10--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.       INVESTMENT RESTRICTIONS

         The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

         The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

         In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

         The following fundamental restrictions apply to the Berger IPT - New Generation Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

         1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         3. The Fund may not invest in companies for the purposes of exercising control of management.

         4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

UNDERTAKINGS

         On behalf of the Trust, an undertaking has been given to the State of California Department of Insurance that limits borrowings of the Fund (to the extent such borrowings are allowed by the Fund's investment policies) to 10% of the Fund's total assets, except that the Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet Fund redemptions.

         In addition, the undertaking to the State of California Department of Insurance requires the Fund when investing in foreign securities (to the extent consistent with the Fund's investment policies) to invest in a minimum of five different foreign countries, provided that this minimum may be reduced to four when foreign country investments comprise less than 80% of the Fund's assets, to three when less than 60% of such assets, to two when less than 40% of such assets, or to one when less than 20% of such assets. Additionally, no more than 20% of the Fund's assets may be invested in securities of issuers located in any one foreign country, except that the Fund may have an additional 15% of its assets in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom or Germany.

3.       MANAGEMENT OF THE FUND

         The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

         The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                 POSITION(S)                                               NUMBER OF
                                 HELD WITH THE                                             FUNDS IN
                                 TRUST, TERM                                               FUND
                                 OF OFFICE AND      PRINCIPAL OCCUPATIONS                  COMPLEX
NAME, ADDRESS                    LENGTH OF          DURING THE PAST                        OVERSEEN      OTHER DIRECTORSHIPS
AND AGE                          TIME SERVED        5 YEARS                                BY TRUSTEE    HELD BY TRUSTEE
-------------                    -------------      ---------------------                  ----------    -------------------

                                                    INDEPENDENT TRUSTEES
                                                    ---------------------
Michael Owen                     Chairman of     Dean of Zayed University (since             22           n/a
210 University Blvd.             the Board       September 2000). Formerly
Suite 800                                        self-employed as a financial and
Denver, CO 80206                                 management consultant, and in real
                                                 estate development (from June 1999
DOB: 1937                                        to September 2000). Dean (from 1993
                                                 to June 1999), and a member of the
                                                 Finance faculty (from 1989 to 1993),
                                                 of the College of Business, Montana
                                                 State University. Formerly, Chairman
                                                 and Chief Executive Officer of Royal
                                                 Gold, Inc. (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial                22           n/a
210 University Blvd.                             Counseling (since July 1991).
Suite 800                                        Formerly, Vice President and Denver
Denver, CO 80206                                 Office Manager of Merrill Lynch
                                                 Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September         22           n/a
210 University Blvd.             the Board       1987), Sovereign Financial Services,
Suite 800                                        Inc. (investment consulting firm).
Denver, CO 80206                                 Executive Vice President (1981 to
                                                 1988), Captiva Corporation, Denver,
DOB: 1945                                        Colorado (private investment
                                                 management firm). Ph.D. in Finance
                                                 (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems,           22           Director and Vice
210 University Blvd.                             Inc. ("DST"), a publicly traded                          President (February 1998
Suite 800                                        information and transaction                              to November 2000) of West
Denver, CO 80206                                 processing company, which acts as                        Side Investments, Inc.
                                                 the Funds' transfer agent (since                         (investments), a wholly
DOB: 1945                                        October 2000). DST is 33% owned by                       owned subsidiary of DST
                                                 Stilwell Management Inc., which owns                     Systems, Inc.
                                                 approximately 89.5% of Berger
                                                 Financial Group LLC. Mr. Knapp owns
                                                 common shares and options
                                                 convertible into common shares of
                                                 DST Systems which, in the aggregate
                                                 and assuming exercise of the
                                                 options, would result in his owning
                                                 less than 1/2 of 1% of DST System's
                                                 common shares. Mr. Knapp is also
                                                 President of Vermont Western
                                                 Assurance, Inc., a wholly owned
                                                 subsidiary of DST Systems (since
                                                 December 2000). President, Chief
                                                 Executive Officer and a director
                                                 (September 1997 to October 2000) of
                                                 DST Catalyst, Inc., an international
                                                 financial markets consulting,
                                                 software and computer services
                                                 company, (now DST International, a
                                                 subsidiary of DST). Previously (1991
                                                 to October 2000), Chairman,
                                                 President, Chief Executive Officer
                                                 and a director of Catalyst Institute
                                                 (international public policy
                                                 research organization focused
                                                 primarily on financial markets and
                                                 institutions); also (1991 to
                                                 September 1997), Chairman,
                                                 President, Chief Executive Officer
                                                 and a director of Catalyst
                                                 Consulting (international financial
                                                 institutions business consulting
                                                 firm).

Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988)   22            Director, J.D. Edwards &
210 University Blvd.                             (self-employed private investor).                   Co. (1995 to March 2002);
Suite 800                                        Formerly, Senior Vice President,                    Director, National Fuel
Denver, CO 80206                                 Rocky Mountain Region, of Dain                      Corporation (oil & gas
                                                 Bosworth Incorporated and member of                 production); Advisory
DOB: 1933                                        that firm's Management Committee                    Director, Otologics, LLC,
                                                 (1981 to 1988).                                     (implantable hearing aid)
                                                                                                     (since 1999); Member of
                                                                                                     Community Advisory Board,
                                                                                                     Wells Fargo Bank-Denver

William Sinclaire                Trustee         President (since January 1998),         22          n/a
210 University Blvd.                             Santa Clara LLC (privately owned
Suite 800                                        agricultural company). President
Denver, CO 80206                                 (January 1963 to January 1998),
                                                 Sinclaire Cattle Co. (privately
                                                 owned agricultural company).
DOB: 1928


Albert C. Yates                  Trustee         President (since 1990), Chancellor      22          Member, Board of
210 University Blvd.                             and Professor of                                    Directors, Adolph Coors
Suite 800                                        Chemistry-Department of Chemistry,                  Company (brewing company)
Denver, CO 80206                                 of Colorado State University.                       (since 1998); Member,
                                                 Formerly Executive Vice President                   Board of Directors,
DOB: 1941                                        and Provost (1983 to 1990), Academic                Dominion Industrial
                                                 Vice President and Provost (1981 to                 Capital Bank (1999 to
                                                 1983) and Professor of Chemistry                    2000); Member, Board of
                                                 (1981 to 1990) of Washington State                  Directors, Centennial Bank
                                                 University. Vice President and                      of the West (since 2001)
                                                 University Dean for Graduate Studies
                                                 and Research and Professor of
                                                 Chemistry of the University of
                                                 Cincinnati (1977 to 1981).

                                 POSITION(S)                                           NUMBER OF
                                 HELD WITH THE                                         FUNDS IN
                                 TRUST, TERM                                           FUND
                                 OF OFFICE AND            PRINCIPAL OCCUPATIONS        COMPLEX
NAME, ADDRESS                    LENGTH OF                DURING THE PAST              OVERSEEN      OTHER DIRECTORSHIPS
AND AGE                          TIME SERVED              5 YEARS                      BY TRUSTEE    HELD BY TRUSTEE
-------------                    -------------            ---------------------        ----------    -------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*                President and   President and a director since May      22          Audit Committee Member of
210 University Blvd.             Trustee of      1999 (Executive Vice President from                 the Public Employees'
Suite 800                        the Trust       February 1999 to May 1999) of Berger                Retirement Association of
Denver, CO 80206                 (since May      Growth Fund and Berger Large Cap                    Colorado (pension plan)
                                 1999)           Growth Fund. President and a trustee                (from November 1997 to
                                                 since May 1999 (Executive Vice                      December 2001).
DOB: 1949                                        President from February 1999 to May
                                                 1999) of Berger Investment Portfolio
                                                 Trust, Berger Institutional Products
                                                 Trust, Berger Worldwide Funds Trust,
                                                 Berger Worldwide Portfolios Trust
                                                 and Berger Omni Investment Trust.
                                                 President and Chief Executive
                                                 Officer (since June 1999) (Executive
                                                 Vice President from February 1999 to
                                                 June 1999) of Berger Financial Group
                                                 LLC (formerly Berger LLC). Director,
                                                 President and Chief Executive Office
                                                 of Stilwell Management, Inc. (since
                                                 September 1999). President and Chief
                                                 Executive Officer of Berger/Bay Isle
                                                 LLC (since May 1999). Self-employed
                                                 as a consultant from July 1995
                                                 through February 1999. Director of
                                                 Wasatch Advisors (investment
                                                 management) from February 1997 to
                                                 February 1999.



* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).


                                 POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                                   PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    --------------------------------              ---------------------------------------------

OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice President of the     Executive Vice President of the Berger Funds (since August
210 University Blvd.             Trust (since Aug. 2000) and         2000). Executive Vice President and Chief Investment Officer of
Suite 800                        Portfolio Manager (since June       Berger Financial Group LLC (since June 2000). Portfolio manager
Denver, CO 80206                 2000)                               of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the
DOB: 1954                                                            Berger Large Cap Growth Fund (from January 2001 through
                                                                     December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap Growth Fund and team interim portfolio
                                                                     manager (since December 2001) of the Berger New Generation
                                                                     Fund. Formerly, Vice President and portfolio manager at
                                                                     OppenheimerFunds, Inc. (September 1994 to May 2000).

Paul A. LaRocco, CFA*            Vice President of the Trust         Vice President (since February 2001) and portfolio manager
210 University Blvd.             (since Feb. 2001) and Portfolio     (since January 2001) of the Berger Small Company Growth Fund.
Suite 800                        Manager (since Jan. 2001)           Vice President (since February 2001) and team portfolio manager
Denver, CO 80206                                                     (since January 2001) of the Berger Select Fund. Team portfolio manager (since December 2001) of the Berger Mid Cap Growth Fund
DOB: 1958                                                            and interim team portfolio manager (since December 2001) of the
                                                                     Berger New Generation Fund. Vice President of Berger Financial
                                                                     Group LLC (since December 2000). Formerly, portfolio manager with Montgomery Asset Management (from January 2000 through
                                                                     December 2000); senior portfolio manager with Founders Asset
                                                                     Management (from March 1998 through December 1999); and
                                                                     portfolio manager with OppenheimerFunds (from January 1993 through March 1998).

Steven L. Fossel, CFA*           Vice President of the Trust         Vice President (since August 2000) and portfolio manager (since
210 University Blvd.             (since Aug. 2000) and Portfolio     June 2000) of the Berger Balanced Fund. Vice President (since
Suite 800                        Manager (since Jun. 2000)           August 2000) and team portfolio manager (since June 2000) of
Denver, CO 80206                                                     the Berger Select Fund. Vice President (since February 2001)
                                                                     and portfolio manager (since December 2001) of the Berger Large
DOB: 1968                                                            Cap Growth Fund; and team portfolio manager (from January 2001 through December 2001) of the Berger Large Cap Growth Fund.
                                                                     Interim portfolio manager (from June 2000 to January 2001) of the Berger Large Cap Growth Fund. Vice President and portfolio manager of Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to June 2000). Formerly, analyst and assistant portfolio
                                                                     manager with Salomon Brothers Asset Management (from August
                                                                     1992 to February 1998).

Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             (since November 1998) and           (since February 2000 and previously from September 1996 to
Suite 800                        Assistant Secretary (since          November 1998) and Secretary (November 1998 to February 2000)
Denver, CO 80206                 February 2000)                      of the Berger Funds. Vice President (since October 1997),
                                                                     Secretary (since November 1998) and Assistant Secretary
DOB: 1954                                                            (October 1996 through November 1998) with Berger Financial
                                                                     Group LLC. Vice President and Secretary with Berger
                                                                     Distributors LLC (since August 1998). Vice President and
                                                                     Secretary of Bay Isle Financial LLC (since January 2002).
                                                                     Formerly, self-employed as a business consultant (from June
                                                                     1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.             (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer
Suite 800                                                            (since November 2000) of Berger Financial Group LLC. Manager
Denver, CO 80206                                                     (since September 1999) and Director (June 1999 to September
                                                                     1999) of Berger Distributors LLC. Vice President-Operations
DOB: 1964                                                            (February 1999 to November 2000) of Berger Financial Group LLC.
                                                                     Associate (November 1998 to February 1999) with DeRemer &
                                                                     Associates (a consulting firm). Vice President-Operations
                                                                     (February 1997 to November 1998) and Director of Research and
                                                                     Development (May 1996 to February 1997) of Berger Financial
                                                                     Group LLC.

Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.             (since Feb. 2000)                   President (since June 1999) and Chief Legal Officer (since
Suite 800                                                            August 2000) with Berger Financial Group LLC. Vice President
Denver, CO 80206                                                     and Chief Compliance Officer with Berger Distributors LLC
                                                                     (since September 2001). Vice President of Bay Isle Financial
DOB: 1965                                                            LLC (since January 2002). Formerly, Assistant Vice President of
                                                                     Federated Investors, Inc. (December 1996 through May 1999), and
                                                                     Attorney with the U.S. Securities and Exchange Commission (June
                                                                     1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.             (since Nov. 1998)                   President (since February 1997), Treasurer and Chief Financial
Suite 800                                                            Officer (since March 2001) and Chief Compliance Officer (from
Denver, CO 80206                                                     August 1994 to March 2001) with Berger Financial Group LLC.
                                                                     Vice President (since May 1996), Treasurer and Chief Financial
DOB: 1958                                                            Officer (since March 2001) and Chief Compliance Officer (from
                                                                     May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March
210 University Blvd.             and Treasurer (since Mar. 2001)     2001) and Assistant Treasurer (November 1998 to March 2001) of
Suite 800                        of the Trust                        the Berger Funds. Vice President (since November 1998) and
Denver, CO 80206                                                     Manager of Accounting (January 1997 through November 1998) with
                                                                     Berger Financial Group LLC. Formerly, Manager of Accounting
DOB: 1967                                                            (December 1994 through October 1996) and Senior Accountant
                                                                     (November 1991 through December 1994) with Palmeri Fund
                                                                     Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.             Feb. 2000)                          Secretary of Berger Financial Group LLC and Berger Distributors
Suite 800                                                            LLC (since June 1999) and Bay Isle Financial LLC (since
Denver, CO 80206                                                     December 2001). Formerly, Assistant Secretary of the Janus
                                                                     Funds (from March 1994 to May 1999), Assistant Secretary of
                                                                     Janus Distributors, Inc. (from June 1995 to May 1997) and
DOB: 1948                                                            Manager of Fund Administration for Janus Capital Corporation
                                                                     (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March 2001)
Suite 800                                                            with Berger Financial Group LLC. Formerly, Senior Auditor (July
Denver, CO 80206                                                     1996 through August 1998) and Auditor (August 1993 through June
                                                                     1996) with PricewaterhouseCoopers LLP, a public accounting
DOB: 1969                                                            firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager of
Suite 800                                                            Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                                     Berger Financial Group LLC. Formerly, Senior Auditor (December
                                                                     1998 through August 1999) and Auditor (August 1997 through
                                                                     December 1998) with PricewaterhouseCoopers LLP, a public
DOB: 1972                                                            accounting firm, and Senior Fund Accountant (January 1996
                                                                     through July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                              NUMBER OF MEETINGS
                                                                                                               HELD DURING LAST
COMMITTEE            FUNCTIONS                                               MEMBERS                             FISCAL YEAR
---------            ---------                                               -------                         ------------------
Audit Committee      Reviews the financial reporting process, the       Michael Owen (Chair)
                     system of internal control, the audit process,     Katherine A. Cattanach (Vice Chair)
                     and the Trust's process for monitoring             Dennis E. Baldwin                            4
                     compliance with investment restrictions and        Paul R. Knapp
                     applicable laws as well as the Trust's Code of     Harry T. Lewis, Jr.
                     Ethics.                                            William Sinclaire
                                                                        Albert C. Yates

Nominating Committee      Identifies and recommends individuals for             Katherine A. Cattanach (Chair)
                          Trustee membership. The committee does not            Michael Owen
                          consider nominees recommended by                      Dennis E. Baldwin                       1
                          securityholders.                                      Harry T. Lewis, Jr.
                                                                                William Sinclaire
                                                                                Albert C. Yates

Compensation Committee    Determines and reviews the level of                   Katherine A. Cattanach (Chair)
                          compensation for Independent                          William Sinclaire                       1
                          Trustees/Directors.                                   Albert C. Yates

Pricing Committee         Determines the fair value of restricted              Harry T. Lewis, Jr. (Chair)
                          securities and other securities for which            Dennis E. Baldwin                        5
                          market quotations are not readily available          Jack R. Thompson
                          pursuant to procedures adopted by the Trustees.      Albert C. Yates

Brokerage Committee       Reviews and makes recommendations regarding          Dennis E. Baldwin (Chair)
                          matters related to the Trust's use of brokerage      Katherine A. Cattanach                   3
                          commissions and placement of portfolio               Harry T. Lewis, Jr.
                          transactions.                                        Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.

                                                                                              AGGREGATE DOLLAR RANGE OF SECURITIES
                                                                                                  IN ALL REGISTERED INVESTMENT
                                                                                               COMPANIES OVERSEEN BY THE TRUSTEE
NAME OF TRUSTEE           DOLLAR RANGE OF SECURITIES IN THE FUNDS                                       IN BERGER FUNDS
---------------           ---------------------------------------                             ------------------------------------
INDEPENDENT TRUSTEES

Michael Owen              Berger Growth Fund                         $1 - $10,000                     Over $100,000
                          Berger Large Cap Growth Fund               $1 - $10,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Mid Cap Value Fund                  $10,001 - $50,000
                          Berger Select Fund                         $10,001 - $50,000
                          Berger Balanced Fund                       $10,001 - $50,000
                          Berger Small Company Growth Fund           $10,001 - $50,000
                          Berger New Generation Fund                 $10,001 - $50,000
                          Berger Information Technology Fund         $1 - $10,000
                          Berger International Fund                  $1 - $10,000
                          Berger Small Cap Value Fund                $50,001 - $100,000

Dennis E. Baldwin         Berger Growth Fund                         $10,001 - $50,000                Over $100,000
                          Berger Large Cap Growth Fund               $10,001 - $50,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Balanced Fund                       $10,001 - $50,000
                          Berger Small Company Growth Fund           $10,001 - $50,000
                          Berger New Generation Fund                 $1 - $10,000
                          Berger Information Technology Fund         $10,001 - $50,000
                          Berger International Fund                  $10,001 - $50,000
                          Berger Small Cap Value Fund                $10,001 - $50,000

Katherine A. Cattanach    Berger Growth Fund                         $10,001 - $50,000                Over $100,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Mid Cap Value Fund                  $50,001 - $100,000
                          Berger Select Fund                         $10,001 - $50,000
                          Berger New Generation Fund                 $10,001 - $50,000
                          Berger Information Technology Fund         $10,001 - $50,000
                          Berger International Fund                  $10,001 - $50,000
                          Berger Small Cap Value Fund                $50,001 - $100,000

Paul R. Knapp             Berger Mid Cap Value Fund                  $50,001 - $100,000               Over $100,000
                          Berger Information Technology Fund         $10,001 - $50,000
                          Berger Large Cap Value Fund                $10,001 - $50,000
                          Berger Small Cap Value Fund                $50,001 - $100,000

Harry T. Lewis, Jr.       Berger Growth Fund                         $50,001 - $100,000               Over $100,000
                          Berger Large Cap Growth Fund               $10,001 - $50,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Mid Cap Value Fund                  Over $100,000
                          Berger Select Fund                         $10,001 - $50,000
                          Berger Balanced Fund                       Over $100,000
                          Berger Small Company Growth Fund           Over $100,000
                          Berger New Generation Fund                 $50,001 - $100,000
                          Berger Information Technology Fund         $10,001 - $50,000
                          Berger Large Cap Value Fund                $10,001 - $50,000
                          Berger International Fund                  $50,001 - $100,000
                          Berger Small Cap Value Fund                $50,001 - $100,000

William Sinclaire         Berger Growth Fund                         $50,001 - $100,000               Over $100,000
                          Berger Large Cap Growth Fund               $10,001 - $50,000
                          Berger Mid Cap Value Fund                  $1 - $10,000
                          Berger Balanced Fund                       $1 - $10,000
                          Berger Small Company Growth Fund           $10,001 - $50,000
                          Berger New Generation Fund                 $1 - $10,000
                          Berger Information Technology Fund         $1 - $10,000
                          Berger International Fund                  $1 - $10,000
                          Berger Small Cap Value Fund                $10,001 - $50,000

Albert C. Yates           Berger Mid Cap Growth Fund                 $1 - $10,000                     $10,001 - $50,000
                          Berger Mid Cap Value Fund                  $1 - $10,000
                          Berger New Generation Fund                 $1 - $10,000
                          Berger Information Technology Fund         $1 - $10,000
                          Berger International Fund                  $1 - $10,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson          Berger Growth Fund                         Over $100,000                    Over $100,000
                          Berger Large Cap Growth Fund               $1 - $10,000
                          Berger Mid Cap Growth Fund                 $10,001 - $50,000
                          Berger Select Fund                         $50,001 - $100,000
                          Berger Small Company Growth Fund           $1 - $10,000
                          Berger Information Technology Fund         $1 - $10,000
                          Berger Small Cap Value Fund                $1 - $10,000


APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

         At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

         In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended December 31, 2001. However, trustees of the Fund who are not "interested persons" of the Fund or its advisers are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:

NAME AND POSITION
WITH BERGER FUNDS                   AGGREGATE COMPENSATION FROM
=========================================================================
                                         Berger       All Berger Funds(1)
                                       IPT - New      Fiscal Year Ending
                                    Generation Fund    December 31, 2001
                                    ---------------   -------------------

Dennis E. Baldwin(2)                  $         22     $     65,000

Louis Bindner(5)                      $          4     $     10,000

Katherine A. Cattanach(2)             $         23     $     66,667

Paul R. Knapp(2)                      $         20     $     60,000

Harry T. Lewis(2)                     $         20     $     60,000

Michael Owen(2)                       $         26     $     75,000

William Sinclaire(2)                  $         20     $     60,000

Albert C. Yates(2),(6)                $         17     $     50,000

Jack R. Thompson(2),(3),(4)           $          0     $          0
=========================================================================

(1) For the period covered by this table, the Berger Funds included the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (nine series), the Berger Institutional Products Trust (seven series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis
     E. Baldwin $39,524; Katherine A. Cattanach $66,667; William Sinclaire $60,000; Albert C. Yates $25,000.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)  Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(5)  Resigned effective March 1, 2001.

(6)  Appointed Trustee effective March 1, 2001.


         Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

         As of March 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, no shares of the Fund.

         The Trust, the Fund's investment adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.       INVESTMENT ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

         Berger Financial Group LLC ("BFG") (formerly Berger LLC), 210 University Boulevard, Suite 800, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

         BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $8.7 billion as of December 31, 2001. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 89.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

INVESTMENT ADVISORY AGREEMENT

         Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets that the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

         Under the Agreement, the adviser was compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended December 31, 2001:

             FUND                                 ADVISER                  INVESTMENT ADVISORY FEE
             ----                                 -------                  -----------------------

Berger IPT - New Generation Fund                    BFG                           0.85%(1)

(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

         Investment advisory fees are charged to the Fund according to the following schedule:

              FUND                        AVERAGE DAILY NET ASSETS         ANNUAL RATE
              ----                        ------------------------         -----------

Berger IPT - New Generation Fund            First $500 million                 .85%
                                            Next $500 million                  .80%
                                            Over $1 billion                    .75%

         The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

TRADE ALLOCATIONS

         While investment decisions for the Fund are made independently by the adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

         BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

         The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

RESTRICTIONS ON PERSONAL TRADING

         BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

         In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.       EXPENSES OF THE FUND

         In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

         Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended December 31, 2001, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the directors or trustees without investor approval.

         The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund to BFG for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                        BERGER IPT - NEW GENERATION FUND

                                                           ADVISORY FEE
                                                            WAIVER AND
      FISCAL YEAR ENDED   INVESTMENT     ADMINISTRATIVE      EXPENSE
         DECEMBER 31     ADVISORY FEE     SERVICE FEE     REIMBURSEMENTS        TOTAL
      -----------------  ------------    --------------   --------------     ------------

             2001        $     17,318     $          0     $    (23,671)     $          0

             2000(1)     $     14,385     $          0     $    (40,018)     $          0

(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

         The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

         As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

         State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

         As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

         All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

         From time to time, BFG may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Fund for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to investors). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Fund by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from BFG's own resources and not from the assets of the Fund.

         The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements.

         Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

OTHER EXPENSE INFORMATION

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

         The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

         The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

         The Distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's shares.

6.       BROKERAGE POLICY

         Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                             FISCAL YEAR ENDED           FISCAL YEAR ENDED             FISCAL YEAR ENDED
                                             DECEMBER 31, 2001           DECEMBER 31, 2000             DECEMBER 31, 1999
                                             -----------------           -----------------             -----------------

Berger IPT - New Generation Fund (1)             $    5,529                  $    2,693                    $        0

(1)  The Fund did not commence operations until May 2000.

         The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser does not have an obligation to seek the lowest available commission.

         In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

         In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for BFG.

         BFG does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. BFG may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to BFG's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. BFG then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on BFG's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

         During the fiscal year ended December 31, 2001, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund:

                                                     AMOUNT OF TRANSACTIONS                 AMOUNT OF COMMISSIONS
                                                     ----------------------                 ---------------------

Berger IPT - New Generation Fund                            $  447,547                            $   1,334

         These brokerage and research services received from brokers are often helpful to BFG in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of BFG's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to BFG in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by BFG in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to BFG, they are not expected to decrease the expenses that BFG would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by BFG from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

         Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

                                      DSTS        REDUCTION IN        DSTS         REDUCTION IN        DSTS
                                   COMMISSIONS      EXPENSES       COMMISSIONS       EXPENSES       COMMISSIONS     REDUCTION IN
                                      PAID            FYE             PAID             FYE             PAID         EXPENSES FYE
                                  FYE 12/31/01     12/31/01(1)     FYE 12/31/00     12/31/00(1)     FYE 12/31/99     12/31/99(1)
                                  ------------    ------------     ------------    ------------     ------------    ------------

Berger IPT - New Generation
Fund (2)                              $   33         $   25           $    0           $    0          $    0           $    0

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2)  The Fund did not commence operations until May 2000.

         The Fund's adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser of the Fund will seek the best execution of each transaction.

7.       PURCHASING AND REDEEMING SHARES OF THE FUND

         Shares of the Fund are sold by the Fund on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Fund directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Fund, or select a specific Fund as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Fund. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

         Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee.

8.       SUSPENSION OF REDEMPTION RIGHTS

         The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange (the "Exchange") is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

         The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 9.

9.       HOW THE NET ASSET VALUE IS DETERMINED

         The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

         In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

10.      INCOME DIVIDENDS, CAPITAL GAINS, DISTRIBUTIONS AND TAX TREATMENT

         The Fund intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it qualifies and meets certain minimum distribution requirements, the Fund generally will not be liable for federal income tax on the amount of their earnings that are timely distributed. If the Fund distributes annually less than 98% of its income and gain, under certain circumstances, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

         The Fund intends to restrict sales of its shares to Participating Insurance Companies and qualified plans so as to qualify for "look-through" treatment under the investment diversification requirements of Code Section 817(h) that apply to certain insurance company separate accounts. The Fund also intends to manage its investments in accordance with the diversification requirements of Code Section 817(h) so that any separate account, or segregated asset account thereof, that holds shares in the Fund as its sole asset will comply with those requirements. For further information concerning federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

         All dividends or capital gains distributions paid by the Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash. The tax treatment of distributions made to any investor will depend on the investor's tax status.

         The amount, timing and character of the Fund's income may be affected by certain special U.S. tax rules that may apply to foreign or other investments of the Fund. Any income received by the Fund from foreign investments may also be subject to foreign income, withholding or other taxes.

11.      PERFORMANCE INFORMATION

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000

Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

         The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

                  Where    P    =  a hypothetical initial payment of $1,000

                           T    =  the average annual total return

                           n    =  the number of years

                           ERV  =  the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period).

         All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

         The Fund's total return includes the effect of deducting the Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Fund can be purchased only through a variable insurance contract or qualified plan, the Fund's total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for the Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.

         The Fund has the same investment objective and follows similar investment strategies as a Berger retail fund. The Berger retail fund has the same investment adviser as the corresponding Fund offered under this Prospectus. The same persons who serve as portfolio managers of the Fund also serve as portfolio managers of the corresponding Berger retail funds.

         Set forth in the Prospectus is average annual total return data for the Fund. Also set forth is total return information for the corresponding Berger retail fund, calculated as described above. Investors should not consider the performance data for the corresponding Berger retail fund as a substitute for the performance of the Fund offered under the Prospectus, nor as an indication of the past or future performance of the Fund. The performance figures in the Prospectus reflect the deduction of the historical fees and expenses paid by the Berger retail fund, and not those paid or to be paid by this Fund. Performance data for the Fund also reflects fee waivers and/or expense reimbursements by the Fund's adviser, without which performance would be lower. In addition, the figures do not reflect the deduction of charges or expenses attributable to variable insurance contracts or qualified plans invested in the Fund. As discussed above, investors should refer to the applicable Separate Account Prospectus or qualified plan documents accompanying this Prospectus for information pertaining to such contract charges and expenses and, in the case of a Separate Account Prospectus for a variable annuity contract, to the hypothetical performance data in that prospectus that illustrate the impact of contract charges and loads on the returns shown below. The Fund and its corresponding Berger retail fund will be managed separately and the investments and investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

         In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles may be provided. The Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Fund is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.

         Comparisons of the Fund's total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Fund's investment adviser. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Fund's total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return data.

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total return for the Fund for various periods ending December 31, 2001, are shown on the following table:

FUND                                               1-YEAR           LIFE OF FUND
----                                               ------           ------------

Berger IPT - New Generation Fund                  (48.99)%                (51.18)%
                                                                    (since 5/1/00)

12.      ADDITIONAL INFORMATION

FUND ORGANIZATION

         The Fund is a separate series established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. The Berger IPT - New Generation Fund was established under the Trust on February 15, 2000.

         The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

         In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

         CORPORATE GOVERNANCE AND OTHER INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

         Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

         Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

         Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

         Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

         The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Fund, rather than individual contract owners or plan participants, are the investors of the Fund. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is generally required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

         The Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with BFG and that may be unaffiliated with one another. The Fund currently does not foresee any disadvantages to policy owners arising out of the fact that the Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund and to substitute shares of another Fund. As a result, the Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the investors of the Fund.

         Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Fund in which contract values or qualified plan assets are invested. Each report will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations.

PRINCIPAL INVESTORS

         Insofar as the management of the Fund is aware, as of March 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

OWNER                                                                          PERCENTAGE
-----                                                                          ----------

Conseco Variable Insurance Co.                                                   80.71%
("Conseco")
11825 North Pennsylvania Street
Carmel, IN 46032

Berger Financial Group LLC                                                       19.29%
210 University Blvd.
Denver, CO 80206

         Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Conseco is believed to hold their shares of the Fund as nominees for the benefit of their clients.

         In addition, as of March 31, 2002, Conseco owned of record 59.44% of all the outstanding shares of the Berger Institutional Products Trust, of which the Fund is an outstanding series.

DISTRIBUTION

         Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

         The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

         Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the fiscal year ended December 31, 2001. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information" and assisted the Fund in connection with the preparation of its 2000 tax return.

         PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended December 31, 2002. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2001 income tax return. The Fund's Board of Trustees has approved a plan to terminate the Fund. It is anticipated that this will occur 2nd quarter 2002.

FINANCIAL INFORMATION

         A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com, by calling the Fund at 1-800-259-2820, or by contacting a Participating Insurance Company.

         The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Fund dated December 31, 2001, in each case along with the Report of Independent Accountants thereon dated February 4, 2002.

         Schedule of Investments as of December 31, 2001

         Statements of Assets and Liabilities as of December 31, 2001

         Statements of Operations for the Year Ended December 31, 2001

         Statements of Changes in Net Assets for each of the periods indicated

         Notes to Financial Statements, December 31, 2001

         Financial Highlights for each of the periods indicated

                                   APPENDIX A


HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       BERGER INSTITUTIONAL PRODUCTS TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  On the date that this amendment to the Registration Statement becomes effective, Berger Financial Group LLC ("BFG") (formerly Berger LLC), a Nevada limited liability company, may be deemed a control person of the Berger IPT - International Fund (the "Fund"). BFG may be deemed a control person of the Fund, since shares of the Fund owned of record by Conseco Variable Insurance Company include shares attributable to a variable annuity contract owned by BFG, which constitutes more than 25% of the shares outstanding of the Fund. BFG will continue to be a control person of the Fund as long as it indirectly holds more than 25% of the shares outstanding of the Fund, as the term "control" is defined in the Investment Company Act of 1940. As long as the Fund is controlled by BFG, it will be under common control with the other companies controlled by BFG's ultimate corporate parent, Stilwell Financial Inc. ("SFI"). See "Investment Adviser" in the Statement of Additional Information for more information on SFI and its affiliates.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Institutional Products Trust (the "Trust"), provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees, managers and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees, managers or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees, managers and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

                  Section 14 of the Sub-Advisory Agreement between BFG and BIAM with respect to the Berger IPT - International Fund also provides as follows:

         "Berger hereby indemnifies and holds harmless BIAM and its officers, directors, shareholders, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising from any action which BIAM takes or omits to take pursuant to written instructions from Berger, or from officers or Trustees of the Trust, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement.

         BIAM hereby indemnifies and holds harmless Berger and the Trust, and each of their Trustees, officers, managers, shareholders, members, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising out of BIAM's willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties or obligations under this Agreement, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement."

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG") (formerly Berger LLC), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on April 30, 2002. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David
G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of BFG; Julie diIorio is a Vice President-Trading of BFG; and Johnnie Rogers is a Vice President of BFG. The address of businesses referenced include: BFG, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Denver, Colorado 80206.

                  The business of BIAM, the sub-adviser to the Berger International Portfolio, is also described in the Prospectuses and in Section 4 of the Statements of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on April 30, 2002. Information relating to the officers and directors of BIAM (current and for the past two years) is as follows: Denis Curran is the President and a Director of BIAM; Chris Reilly is a Director and the Chief Investment Officer of BIAM; Sean O'Dwyer is the Secretary and Compliance Officer of BIAM; Rosemary Mahon is a Director and Vice President of BIAM; Lelia Long is a Director and Vice President of BIAM and, formerly, Head of Client Services of BIAM; Stephen Holland is a Director and Vice President of BIAM and, formerly, Head of Sales of BIAM; Michael McCarthy is a Director of BIAM and, formerly, a Portfolio Specialist of BIAM; Willie Cotter is a Director of BIAM; Anne Banks is a Vice President of BIAM; Susan Crawford is a Vice President of BIAM; Zoe Malcolm is a Vice President of BIAM; Cathy Graves is a Vice President of BIAM; Michelle Brendel is a Vice President of BIAM; Fiona Gibbons is a Vice President of BIAM; Ed Riley is a Vice President of BIAM; Ciaran Spillane is a Vice President of BIAM; Dan Anderson is a Vice President of BIAM and, formerly, a Vice President of Wilshire Associates; Mary Fedorak is a Vice President of BIAM and, formerly, an Investment Officer with the University of Chicago; Brian O'Brien is a Vice President of BIAM; Felicity Kostakis is a Vice President of BIAM;

Trevor Lavin is a Vice President of BIAM; Ronan Murphy is a Vice President of BIAM; and Stephane Amara is a Vice President with BIAM. The address of the business referenced is: 75 Holly Hill Lane, Greenwich, Connecticut 06830 (representative office); 26 Fitzwilliam Place, Dublin 2, Ireland (main office).

                  The business of Bay Isle Financial LLC ("Bay Isle"), the sub-adviser to the Berger IPT - Large Cap Value Fund, is described in the Prospectus and in Section 4 in the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on April 30, 2002. Information relating to the officers and directors of Bay Isle (current and for the past two years) is as follows: William F. K. Schaff, President; Gary
G. Pollock, Executive Vice President. The address of the business referenced is:
475 14th Street, Suite 550, Oakland, California 94612.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), the sub-adviser to the Berger IPT - Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, which are included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on April 30, 2002. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert H. Perkins is the President and Chief Investment Officer of PWM; and Greg E. Wolf is the Treasurer and Chief Operating Officer of PWM. The address of the business referenced is: 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
            -   Berger Mid Cap Growth Fund
            -   Berger Small Company Growth Fund
            -   Berger New Generation Fund
            -   Berger Select Fund
            -   Berger Information Technology Fund
            -   Berger Large Cap Value Fund
            -   Berger Mid Cap Value Fund
            -   Berger Small Cap Value Fund II
            -   Berger Balanced Fund
         Berger Omni Investment Trust
            -   Berger Small Cap Value Fund
         Berger Institutional Products Trust
            -   Berger IPT - Growth Fund
            -   Berger IPT - Large Cap Growth Fund
            -   Berger IPT - Small Company Growth Fund
            -   Berger IPT - International Fund
            -   Berger IPT - New Generation Fund
            -   Berger IPT - Large Cap Value Fund
            -   Berger IPT - Mid Cap Value Fund
         Berger Worldwide Funds Trust
            -   Berger International Fund
            -   International Equity Fund
            -   Berger International CORE Fund

                  (b) For Berger Distributors LLC:

                                  Positions and                     Positions and
                                   Offices with                      Offices with
      Name                         Underwriter                       Registrant
      ----                        -------------                     -------------
David G. Mertens     President, CEO and Manager                  None

Brian S. Ferrie      Vice President, Chief Financial Officer     Vice President
                     and Treasurer

Janice M. Teague     Vice President and Secretary                Vice President and Assistant
                                                                 Secretary

Anthony R. Bosch     Vice President and Chief Compliance         Vice President
                     Officer

Andrew J. Iseman     Manager                                     Vice President


Sue Vreeland         Assistant Secretary                         Secretary

                  The principal business address of each of the persons in the table above is 210 University Blvd., Denver, Colorado 80206.

                  (c) Not applicable.

Item 28.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Denver, Colorado 80206.

                    (c) Certain records relating to day-to-day portfolio management of the Berger IPT - International Fund are kept at Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 75 Holly Hill Lane, Greenwich, Connecticut 06830.

                    (d) Certain records relating to day-to-day portfolio management of the Berger IPT - Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

                    (e) Certain records relating to day-to-day portfolio management of the Berger IPT - Large Cap Value Fund are kept at the offices of its sub-adviser, Bay Isle Financial LLC, 475 14th Street, Suite 500. Oakland, California 94612.

Item 29.          Management Services

                  The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 30th day of April, 2002.


                                        BERGER INSTITUTIONAL PRODUCTS TRUST
                                        (Registrant)

                                        By: /s/ Jack R. Thompson
                                            ------------------------------------
                                        Name: Jack R. Thompson
                                              ----------------------------------
                                        Title: President
                                               ---------------------------------

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                       Title                       Date
         ---------                       -----                       ----

/s/ Jack R. Thompson           President (Principal             April 30, 2002
--------------------------     Executive Officer)
Jack R. Thompson               and Trustee


/s/ Brian S. Ferrie            Vice President (Principal        April 30, 2002
--------------------------     Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli          Vice President and Treasurer     April 30, 2002
--------------------------     (Principal Accounting
John A. Paganelli              Officer)


Dennis E. Baldwin*             Trustee                          April 30, 2002
--------------------------
Dennis E. Baldwin


Katherine A. Cattanach*        Trustee                          April 30, 2002
--------------------------
Katherine A. Cattanach


Paul R. Knapp*                 Trustee                          April 30, 2002
--------------------------
Paul R. Knapp

Harry T. Lewis, Jr.*           Trustee                          April 30, 2002
--------------------------
Harry T. Lewis, Jr.


Michael Owen*                  Trustee                          April 30, 2002
--------------------------
Michael Owen


William Sinclaire*             Trustee                          April 30, 2002
--------------------------
William Sinclaire


Albert C. Yates*               Trustee                          April 30, 2002
--------------------------
Albert C. Yates


*By: /s/  Jack R. Thompson
     ---------------------
       Jack R. Thompson
       Attorney-in-Fact

                       BERGER INSTITUTIONAL PRODUCTS TRUST
                                  EXHIBIT INDEX

N-1A                            EDGAR
Exhibit                         Exhibit
No.                             No.                Name of Exhibit
-------                         -------            ---------------
(1)    Exhibit 23(a)                               Trust Instrument
(2)    Exhibit 23(b)                               Bylaws
       Exhibit 23(c)                               Not Applicable
(3)    Exhibit 23(d)-1                             Form of Investment Advisory Agreement for Berger
                                                   IPT - 100 Fund
(35)   Exhibit 23(d)-1a                            Form of Amendment to Investment Advisory Agreement
                                                   for Berger IPT - 100 Fund
(4)    Exhibit 23(d)-2                             Form of Investment Advisory Agreement for Berger
                                                   IPT - Growth and Income Fund
(35)   Exhibit 23(d)-2a                            Form of Amendment to Investment Advisory Agreement
                                                   for Berger IPT --Growth and Income Fund
(41)   Exhibit 23(d)-2b                            Form of Amendment to Investment Advisory Agreement
                                                   for Berger IPT - Growth and Income Fund
(5)    Exhibit 23(d)-3                             Form of Investment Advisory Agreement for Berger IPT
                                                   - Small Company Growth Fund
(35)   Exhibit 23(d)-3a                            Form of Amendment to Investment Advisory Agreement
                                                   for Berger IPT - Small Company Growth Fund
(6)    Exhibit 23(d)-4                             Form of Investment Advisory Agreement for Berger IPT
                                                   - International Fund
(41)   Exhibit 23(d)-4a                            Form of Termination of Investment Advisory Agreement
                                                   for Berger IPT - International Fund
(41)   Exhibit 23(d)-4b                            Form of Investment Advisory Agreement between
                                                   Berger IPT - International Fund and Berger LLC
(7)    Exhibit 23(d)-5                             Form of Sub-Advisory Agreement for Berger
                                                   IPT - International Fund
(41)   Exhibit 23(d)-5a                            Termination of Sub-Advisory Agreement between BBOI
                                                   and BIAM concerning the IPT - International Fund
(41)   Exhibit 23(d)-5b                            Form of Sub-Advisory Agreement between Berger LLC and
                                                   BIAM with respect to the Berger IPT - International Fund
(35)   Exhibit 23(d)-6                             Form of Investment Advisory Agreement for Berger
                                                   IPT - New Generation Fund
(40)   Exhibit 23(d)-7                             Form of Assignment and Assumption Agreement for the
                                                   Assignment and Assumption of Investment Advisory
                                                   Agreements, Administrative Service Agreements and
                                                   Rule 12b-1 Plans and 18f-3 Plans

(44)   Exhibit 23(d)-8                             Form of Investment Advisory Agreement for Berger
                                                   IPT - Mid Cap Value Fund
(44)   Exhibit 23(d)-9                             Form of Investment Advisory Agreement for Berger
                                                   IPT - Large Cap Value Fund
(44)   Exhibit 23(d)-10                            Form of Sub-Advisory Agreement between Berger LLC and
                                                   PWM with respect to the Berger IPT - Mid Cap Value Fund
*      Exhibit 23(d)-11         EX-99B.23(d)-11    Form of Sub-Advisory Agreement between BFG and Bay
                                                   Isle with respect to the Berger IPT - Large Cap Value Fund
(8)    Exhibit 23(e)                               Distribution Agreement between Berger Institutional
                                                   Products Trust and Berger Distributors, Inc.
(35)   Exhibit 23(e)-1                             Assignment of Distribution Agreement between Berger
                                                   Institutional Products Trust and Berger Distributors, Inc.
       Exhibit 23(f)                               Not Applicable
(9)    Exhibit 23(g)                               Form of Custody Agreement
(35)   Exhibit 23(g)a                              Assignment of Custody Agreement
(37)   Exhibit 23(g)b                              Form of assignment from IFTC to State Street
(41)   Exhibit 23(g)c                              Form of Amendment to Custody Agreement for Foreign Custody
(43)   Exhibit 23(g)d                              Form of Global and Domestic Fee Schedule
(10)   Exhibit 23(h)-1                             Form of Administrative Services Agreement for Berger
                                                   IPT - Growth Fund
(35)   Exhibit 23(h)-1a                            Form of Amendment to Administrative Services
                                                   Agreement for Berger IPT - Growth Fund
(11)   Exhibit 23(h)-2                             Form of Administrative Services Agreement for Berger
                                                   IPT - Growth and Income Fund
(35)   Exhibit 23(h)-2a                            Form of Amendment to Administrative Services
                                                   Agreement for Berger IPT - Growth and Income Fund
(41)   Exhibit 23(h)-2b                            Form of Amendment to Administrative Services
                                                   Agreement for Berger IPT - Growth and Income Fund
(12)   Exhibit 23(h)-3                             Form of Administrative Services Agreement for Berger
                                                   IPT - Small Company Growth Fund
(35)   Exhibit 23(h)-3a                            Form of Amendment to Administrative Services
                                                   Agreement for Berger IPT - Small Company Growth Fund
(13)   Exhibit 23(h)-4                             Form of Administrative Services Agreement for Berger
                                                   IPT - International Fund
(35)   Exhibit 23(h)-4a                            Form of Amendment to Administrative Services
                                                   Agreement for Berger IPT - International Fund

(41)   Exhibit 23(h)-4b                            Form of Termination of Administrative Services
                                                   Agreement for Berger IPT - International Fund
(36)   Exhibit 23(h)-4c                            Form of Administrative Services Agreement for Berger
                                                   IPT - International Fund
(14)   Exhibit 23(h)-5                             Form of Sub-Administration Agreement for Berger
                                                   IPT - International Fund
(41)   Exhibit 23(h)-5a                            Form of Termination of Sub-Administration Agreement
                                                   for Berger IPT - International Fund
(35)   Exhibit 23(h)-5                             Form of Administrative Services Agreement for Berger
                                                   IPT - New Generation Fund
(15)   Exhibit 23(h)-6                             Form of Recordkeeping and Pricing Agent Agreement
(35)   Exhibit 23(h)-6a                            Assignment of Recordkeeping and Pricing Agent Agreement
(41)   Exhibit 23(h)-6b                            Form of Amendment to Recordkeeping and Pricing Agent Agreement
(43)   Exhibit 23(h)-6c                            Form of Fee Schedule for Recordkeeping and Pricing
(16)   Exhibit 23(h)-7                             Form of Agency Agreement
(41)   Exhibit 23(h)-7a                            Form of Amendment to Agency Agreement
(17)   Exhibit 23(h)-8                             Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Great American Reserve Insurance Company
(35)   Exhibit 23(h)-8a                            Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Great American Reserve Insurance Company
(41)   Exhibit 23(h)-8b                            Form of Amendment to the Participation Agreement
                                                   among Berger Institutional Products Trust, Berger LLC
                                                   and Conseco Variable Insurance Company (formerly
                                                   Great American Reserve Insurance Company)

(18)   Exhibit 23(h)-9                             Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Ameritas Life Insurance Company
(19)   Exhibit 23(h)-10                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BBOI Worldwide
                                                   LLC and Great American Reserve Insurance Company
(20)   Exhibit 23(h)-11                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger
                                                   Associates, Inc., Berger Distributors, Inc.,
                                                   Charles Schwab & Co. Inc. and Great-West Life
                                                   & Annuity Insurance Company
(35)   Exhibit 23(h)-11a                           Assignment of Participation Agreement between
                                                   Berger Institutional Products Trust, Berger
                                                   Associates, Inc., Berger Distributors, Inc.,
                                                   Charles Schwab & Co. Inc. and Great-West Life
                                                   & Annuity Insurance Company

(21)   Exhibit 23(h)-12                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger
                                                   Associates, Inc., Berger Distributors, Inc.,
                                                   Charles Schwab & Co. Inc. and First Great-West
                                                   Life & Annuity Insurance Company
(35)   Exhibit 23(h)-12a                           Assignment of Participation Agreement between
                                                   Berger Institutional Products Trust, Berger
                                                   Associates, Inc., Berger Distributors, Inc.,
                                                   Charles Schwab & Co. Inc. and First Great-West
                                                   Life & Annuity Insurance Company
(22)   Exhibit 23(h)-13                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BBOI Worldwide
                                                   LLC and Canada Life Insurance Company of America
(41)   Exhibit 23(h)-13a                           Assignment of Participation Agreement between
                                                   Berger Institutional Products Trust, BBOI Worldwide LLC
                                                   and Canada Life Insurance Company of America
(23)   Exhibit 23(h)-14                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BBOI Worldwide
                                                   LLC and Canada Life Insurance Company of New York
(41)   Exhibit 23(h)-14a                           Assignment of Participation Agreement between
                                                   Berger Institutional Products Trust, BBOI Worldwide LLC
                                                   and Canada Life Insurance Company of New York
(24)   Exhibit 23(h)-15                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Prudential Insurance Company of America
(35)   Exhibit 23(h)-15a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Prudential Insurance Company of America
(25)   Exhibit 23(h)-16                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BBOI Worldwide
                                                   LLC and Prudential Insurance Company of America
(41)   Exhibit 23(h)-16a                           Assignment of Participation Agreement between
                                                   Berger Institutional Products Trust, BBOI Worldwide LLC
                                                   and Prudential Insurance Company of America
(26)   Exhibit 23(h)-17                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Canada Life Insurance Company of America

(35)   Exhibit 23(h)-17a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Canada Life Insurance Company of America
(27)   Exhibit 23(h)-18                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust, Berger Associates, Inc. and Canada Life
                                                   Insurance Company of New York
(35)   Exhibit 23(h)-18a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Canada Life Insurance Company of New York
(28)   Exhibit 23(h)-19                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust, Berger Associates, Inc. and Business Men's
                                                   Assurance Company of America
(35)   Exhibit 23(h)-19a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Business Men's Assurance Company of America
(31)   Exhibit 23(h)-20                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust, Berger Associates, Inc. and Conseco Life
                                                   Insurance Company of New York
(35)   Exhibit 23(h)-20a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger Associates, Inc.
                                                   and Conseco Life Insurance Company of New York
(32)   Exhibit 23(h)-21                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust, BBOI Worldwide LLC and Conseco Life
                                                   Insurance Company of New York
(41)   Exhibit 23(h)-21a                           Assignment of Participation Agreement between Berger
                                                   Institutional Products Trust, BBOI Worldwide LLC and
                                                   Conseco Life Insurance Company of New York
(41)   Exhibit 23(h)-22                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust and American International Life Assurance
                                                   Company of New York
(38)   Exhibit 23(h)-23                            Form of Participation Agreement between Berger Institutional
                                                   Products Trust and AIG Life Insurance Company
(41)   Exhibit 23(h)-24                            Form of Participation Agreement between Berger LLC and
                                                   New England Life Insurance Company

(39)   Exhibit 23(h)-25                            Form of Participation Agreement between Berger LLC and
                                                   Great-West Life and Annuity Insurance
                                                   Company, First Great-West Life and Annuity Insurance
                                                   Company and Alta Health and Life Insurance Company
(44)   Exhibit 23(h)-26                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger LLC and
                                                   Prudential Life Insurance Company
(44)   Exhibit 23(h)-27                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger LLC and
                                                   Pan American Life Assurance Company
(44)   Exhibit 23(h)-28                            Form of Participation Agreement between Berger
                                                   Institutional Products Trust, Berger LLC and American
                                                   Life Insurance Company of New York
(43)   Exhibit 23(h)-29                            Form of Line of Credit
(44)   Exhibit 23(h)-30                            Form of Administrative Services Agreement for
                                                   Berger IPT - Mid Cap Value Fund
(44)   Exhibit 23(h)-31                            Form of Administrative Services Agreement for
                                                   Berger IPT - Large Cap Value Fund
*      Exhibit 23(h)-32         EX-99B.23(h)-32    Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BFG and
                                                   Principal Life Insurance Company
*      Exhibit 23(h)-33         EX-99B.23(h)-33    Form of Participation Agreement between Berger
                                                   Institutional Products Trust, BFG and Midland
                                                   National Life Insurance Company
(34)   Exhibit 23(i)-1                             Opinion and consent of Davis, Graham & Stubbs
                                                   LLP relating to the shares issued under the
                                                   initial registration statement of the Trust
(35)   Exhibit 23(i)-2                             Opinion and consent of Davis, Graham & Stubbs
                                                   LLP relating to the Berger IPT - New Generation Fund
(44)   Exhibit 23(i)-3                             Opinion and consent of Davis, Graham & Stubbs LLP
                                                   relating to the Berger IPT - Mid Cap Value Fund
(44)   Exhibit 23(i)-4                             Opinion and consent of Davis, Graham & Stubbs LLP
                                                   relating to the Berger IPT - Large Cap Value Fund
*      Exhibit 23(i)-5          EX-99B.23(i)-5     Opinion and consent of Davis, Graham & Stubbs LLP
*      Exhibit 23(j)            EX-99B.23(j)       Consent of PricewaterhouseCoopers LLP
       Exhibit 23(k)                               Not Applicable
(30)   Exhibit 23(l)                               Investment Letter from Initial Stockholder
(44)   Exhibit 23(m)-1                             Form of Rule 12b-1 Plan for Berger IPT - Mid Cap Value Fund
(44)   Exhibit 23(m)-2                             Form of Rule 12b-1 Plan for Berger IPT - Large Cap Value Fund
       Exhibit 23(n)                               Not Applicable

(35)   Exhibit 23(p)-1                             Code of Ethics of the Berger Funds
(43)   Exhibit 23(p)-1a                            Amended Code of Ethics of the Berger Funds
(35)   Exhibit 23(p)-2                             Code of Ethics of Berger LLC
(42)   Exhibit 23(p)-2a                            Amended Code of Ethics of Berger LLC
(43)   Exhibit 23(p)-2b                            Amended Code of Ethics of Berger LLC
*      Exhibit 23(p)-2c         EX-99B.23(p)-2c    Amended Code of Ethics of Berger Financial Group LLC
(35)   Exhibit 23(p)-3                             Code of Ethics of Berger Distributors LLC
(43)   Exhibit 23(p)-3a                            Amended Code of Ethics of Berger Distributors LLC
*      Exhibit 23(p)-3b         EX-99B.23(p)-3b    Amended Code of Ethics of Berger Distributors LLC
(35)   Exhibit 23(p)-4                             Code of Ethics of BBOI Worldwide LLC
(35)   Exhibit 23(p)-5                             Code of Ethics of Bank of Ireland Asset
                                                   Management (U.S.) Limited
(41)   Exhibit 23(p)-5a                            Amended Code of Ethics of Bank of Ireland Asset
                                                   Management (U.S.) Limited
*      Exhibit 23(p)-5b         EX-99B.23(p)-5b    Amended Code of Ethics of Bank of Ireland Asset
                                                   Management (U.S.) Limited
(42)   Exhibit 23(p)-6                             Code of Ethics for Perkins, Wolf, McDonnell and Company
*      Exhibit 23(p)-7          EX-99B.23(p)-7     Code of Ethics for Bay Isle Financial LLC

---------

* Filed herewith

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(2) Filed as Exhibit 2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(3) Filed as Exhibit 5.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(4) Filed as Exhibit 5.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(5) Filed as Exhibit 5.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(8) Filed as Exhibit 6 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.

(9) Filed as Exhibit 8 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(10) Filed as Exhibit 9.1.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(11) Filed as Exhibit 9.1.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(12) Filed as Exhibit 9.1.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(13) Filed as Exhibit 9.1.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(14) Filed as Exhibit 9.1.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(15) Filed as Exhibit 9.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(16) Filed as Exhibit 9.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(17) Filed as Exhibit 9.4 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(18) Filed as Exhibit 9.5 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.

(19) Filed as Exhibit 9.6 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(20) Filed as Exhibit 9.7 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(21) Filed as Exhibit 9.8 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(22) Filed as Exhibit 9.9 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(23) Filed as Exhibit 9.10 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(24) Filed as Exhibit 9.11 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(25) Filed as Exhibit 9.12 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.

(26) This agreement is identical to Exhibit 23(h)-13 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.

(27) This agreement is identical to Exhibit 23(h)-14 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.

(28) Filed as Exhibit 9.15 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(29) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(30) Filed as Exhibit 13 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(31) This agreement is identical to Exhibit 23(h)-8 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.

(32) This agreement is identical to Exhibit 23(h)-10 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.

(33) Filed as Exhibit number listed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed February 12, 1999.

(34) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(35) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed April 28, 2000.

(36) Filed as Exhibit number listed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A of the Berger Worldwide Funds Trust, filed January 26, 2001.

(37) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 26, 2001.

(38) This agreement is identical to Exhibit 23(h)-22 to this Registration Statement, except that AIG Life Insurance Company is substituted for American International Life Assurance Company of New York as a party.

(39) This agreement is identical to Exhibit 23(h)-24 to this Registration Statement, except that Great-West Life and Annuity Insurance Company is substituted for New England Life Insurance Company as a party.

(40) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 28, 2000.

(41) Filed as Exhibit number listed with Post-Effective Amendment No.10 to the Registrant's Registration Statement on Form N-1A, filed April 27, 2001.

(42) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed January 29, 2001.

(43) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Berger Investment Portfolio Trust, filed September 27, 2001.

(44) Filed as Exhibit number listed with Post-Effective Amendment No.12 to the Registrant's Registration Statement on Form N-1A, filed December 28, 2001.